          [LOGO]              THE LEGENDS FUND, INC.


                                  ANNUAL REPORT

                                  JUNE 30, 2000

                             The Legends Fund, Inc.


                                  Annual Report

                                  June 30, 2000




                                    Contents

President's Letter............................................................ 1
Report of Independent Auditors................................................ 2
Financial Statements, Financial Highlights, and Schedules of
  Investments:
     Harris Bretall Sullivan & Smith Equity Growth Portfolio.................. 3
     Scudder Kemper Value Portfolio........................................... 7
     Zweig Asset Allocation Portfolio.........................................12
     Zweig Equity (Small Cap) Portfolio.......................................17
Notes to Financial Statements.................................................25
Portfolio Performance.........................................................37


















THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR TOUCHSTONE SECURITIES, INC., THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

                                                          THE LEGENDS FUND, INC.
--------------------------------------------------------------------------------

We are pleased to present the 2000 Annual Report for The Legends Fund, Inc. (the "Fund"). Thanks to all of our current investors and we extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios for the fiscal years ended June 30, 2000 and 1999, respectively, are listed below:

                                                                         YEAR ENDED JUNE 30,
                                                           ---------------------------------------------
PORTFOLIO                                                         2000                       1999
--------------------------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth                     18.89%                    35.19%
Scudder Kemper Value                                             (23.88%)                   18.09%
Zweig Asset Allocation                                            (0.52%)                   (3.73%)
Zweig Equity (Small Cap)                                          (3.52%)                   (9.24%)

Included in this Annual Report is detailed information of the investment holdings of each portfolio as of June 30, 2000, as well as other financial information.

The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. The Fund exists for the sole purpose of helping to provide you with valuable tools for meeting your investment objectives.

If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,



/s/Edward J. Haines
Edward J. Haines
President
The Legends Fund, Inc.

                         Report of Independent Auditors

The Shareholders and Board of Directors
The Legends Fund, Inc.

We have audited the accompanying statements of assets and liabilities of The Legends Fund, Inc. (the Fund) (comprised of the Harris Bretall Sullivan & Smith Equity Growth, Scudder Kemper Value, Zweig Asset Allocation and Zweig Equity (Small Cap) portfolios), including the schedules of investments, as of June 30, 2000, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 2000, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Fund at June 30, 2000, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                  /s/Ernst & Young LLP

Kansas City, Missouri
August 9, 2000

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                       Statement of Assets and Liabilities

                                  June 30, 2000

ASSETS
   Investments in securities, at value (cost $32,210,052)--See accompanying schedule                   $  57,187,855
   Dividends and interest receivable                                                                          10,749
                                                                                                     ------------------
      Total assets                                                                                        57,198,604

LIABILITIES
   Accounts payable and accrued expenses                                                                      45,254
   Redemptions payable                                                                                       273,874
                                                                                                     ------------------
      Total liabilities                                                                                      319,128
                                                                                                     ------------------
NET ASSETS                                                                                             $  56,879,476
                                                                                                     ==================

Net Assets consist of:
   Paid-in capital                                                                                     $  22,929,994
   Accumulated undistributed net realized gain on investments                                              8,971,679
   Net unrealized appreciation on investments                                                             24,977,803
                                                                                                     ------------------

NET ASSETS, for 1,880,597 shares outstanding                                                           $  56,879,476
                                                                                                     ------------------
                                                                                                     ------------------

NET ASSET VALUE, offering and redemption price per share                                               $       30.25
                                                                                                     ------------------
                                                                                                     ------------------

                             Statement of Operations

                            Year Ended June 30, 2000

INVESTMENT INCOME
   Dividends                                                                                           $    266,021
   Interest                                                                                                  63,058
                                                                                                     ------------------
      Total investment income                                                                               329,079

EXPENSES
  Investment advisory and management fees                                                                   348,422
  Custody and accounting fees                                                                               144,729
  Professional fees                                                                                          21,911
  Directors' fees and expenses                                                                               12,249
  Other expenses                                                                                             13,121
                                                                                                     ------------------
     Total expenses                                                                                         540,432
                                                                                                     ------------------
Net investment loss                                                                                        (211,353)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                                        9,414,873
  Net unrealized depreciation for the year on investments                                                  (932,936)
                                                                                                     ------------------
Net realized and unrealized gain on investments                                                           8,481,937
                                                                                                     ------------------

  Net increase in net assets resulting from operations                                                 $  8,270,584
                                                                                                     ------------------
                                                                                                     ------------------

SEE ACCOMPANYING NOTES.

             HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

                       Statements of Changes in Net Assets

                                                                                             YEAR ENDED JUNE 30,
                                                                                           2000               1999
                                                                                      --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment loss                                                                $    (211,353)        $    (126,103)
   Net realized gain on investments                                                       9,414,873             1,150,781
   Net unrealized appreciation (depreciation) for the year on investments                  (932,936)           12,820,070
                                                                                      --------------------------------------
      Net increase in net assets resulting from operations                                8,270,584            13,844,748

Distributions to shareholders from:
   Net realized gain                                                                     (1,073,245)           (4,108,321)
                                                                                      --------------------------------------
      Total distributions to shareholders                                                (1,073,245)           (4,108,321)

Capital share transactions:
   Proceeds from sales of shares                                                         15,302,142            13,015,410
   Proceeds from reinvested distributions                                                 1,073,245             4,108,321
   Cost of shares redeemed                                                              (22,121,619)           (9,093,677)
                                                                                      --------------------------------------
      Net increase (decrease) in net assets resulting from share transactions            (5,746,232)            8,030,054
                                                                                      --------------------------------------

Total increase in net assets                                                              1,451,107            17,766,481

NET ASSETS
Beginning of period                                                                      55,428,369            37,661,888
                                                                                      --------------------------------------

End of period                                                                         $  56,879,476         $  55,428,369
                                                                                      --------------------------------------
                                                                                      --------------------------------------

OTHER INFORMATION
Shares:
   Sold                                                                                     545,381               575,275
   Issued through reinvestment of distributions                                              44,729               180,671
   Redeemed                                                                                (841,749)             (407,703)
                                                                                      --------------------------------------
      Net increase (decrease)                                                              (251,639)              348,243
                                                                                      --------------------------------------
                                                                                      --------------------------------------

SEE ACCOMPANYING NOTES.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                              Financial Highlights

                                                                            YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------------------------
                                                 2000 (b)           1999            1998          1997         1996
                                             -----------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
   of period                                    $ 26.00           $  21.11        $  17.53      $  14.49     $  12.85
Income from investment operations:
   Net investment income (loss)                   (0.05)             (0.06)              - (a)      0.02            - (a)
   Net realized and unrealized
      gain on investments                          4.83               7.17            4.90          4.13         1.74
                                             -----------------------------------------------------------------------------------
   Total from investment
      operations                                   4.78               7.11            4.90          4.15         1.74

Less distributions:
   From net investment income                         -                  -           (0.02)            - (a)    (0.01)
   From net realized gain                         (0.53)             (2.22)          (1.30)        (1.11)       (0.09)
                                             -----------------------------------------------------------------------------------
   Total distributions                            (0.53)             (2.22)          (1.32)        (1.11)       (0.10)
                                             -----------------------------------------------------------------------------------

Net asset value, end of period                  $ 30.25           $  26.00        $  21.11      $  17.53     $  14.49
                                             -----------------------------------------------------------------------------------
                                             -----------------------------------------------------------------------------------

TOTAL RETURN                                      18.89%             35.19%          29.11%        30.23%       13.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in thousands)                               $56,879            $55,428        $ 37,662      $ 28,815     $ 23,810
Ratio of expenses to average
   net assets                                      1.01%              0.96%           0.95%         1.03%        1.04%
Ratio of net investment income
   (loss) to average net assets                   (0.39%)            (0.29%)         (0.01%)        0.14%        0.03%
Portfolio turnover rate                              40%                27%             57%           46%          58%

(a) Less than $0.01 per share.
(b) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment adviser for the Fund.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                             Schedule of Investments

                                  June 30, 2000

COMMON STOCKS (97.5%)                                                  Number
                                                                      of Shares                 Value
                                                                   ---------------         ---------------
BASIC CHEMICAL, PLASTICS & SYNTHETICS (10.5%)
     Bristol-Myers Squibb Company                                       13,100                $  763,075
     Colgate-Palmolive Company                                          20,000                 1,197,500
     Genentech, Inc. (a)                                                 8,100                 1,393,200
     Pfizer, Inc.                                                       32,000                 1,536,000
     Schering-Plough Corporation                                        21,400                 1,080,700
                                                                                           ---------------
                                                                                               5,970,475
BUSINESS SERVICES (12.8%)
     America Online, Inc. (a)                                           21,900                 1,155,225
     Broadvision, Inc. (a)                                              26,800                 1,359,261
     Interpublic Group Companies, Inc.                                  24,800                 1,066,400
     Microsoft Corporation (a)                                          19,000                 1,519,406
     Sun Microsystems, Inc. (a)                                         12,000                 1,091,625
     Yahoo, Inc. (a)                                                     9,300                 1,152,328
                                                                                           ---------------
                                                                                               7,344,245
COMMUNICATIONS (4.8%)
     Qwest Communications (a)                                           23,000                 1,142,813
     SBC Communications, Inc.                                           15,000                   648,750
     Worldcom, Inc. (a)                                                 21,300                   977,803
                                                                                           ---------------
                                                                                               2,769,366
DEPOSITORY INSTITUTIONS (3.9%)
     Citigroup, Inc.                                                    22,900                 1,379,725
     Wells Fargo Company                                                21,600                   837,000
                                                                                           ---------------
                                                                                               2,216,725
ELECTRICAL & ELECTRONIC MACHINERY (14.3%)
     General Electric Company                                           44,400                 2,353,200
     Intel Corporation                                                  15,600                 2,085,038
     Lucent Technologies, Inc.                                          16,700                   989,475
     PMC Sierra, Inc. (a)                                                7,000                 1,243,594
     Texas Instruments, Inc.                                            21,800                 1,497,388
                                                                                           ---------------
                                                                                               8,168,695
FABRICATED METAL PRODUCTS (1.4%)
     Illinois Tool Works, Inc.                                          14,400                   820,800

FOOD AND KINDRED PRODUCTS (2.4%)
     Coca-Cola Company                                                  23,800                 1,367,013

GENERAL MERCHANDISE STORES (3.5%)
     Target Corporation                                                 15,500                   899,000
     Wal-Mart Stores, Inc.                                              19,300                 1,112,163
                                                                                           ---------------
                                                                                               2,011,163
INDUSTRIAL MACHINERY & EQUIPMENT (17.0%)
     Applied Materials, Inc. (a)                                        18,000                 1,631,813
     Cisco Systems, Inc. (a)                                            37,400                 2,376,067
     Dell Computer Corporation (a)                                      23,000                 1,134,906
     EMC Corporation (a)                                                28,600                 2,200,411
     International Business Machines Corporation                         8,500                   931,281
     Network Appliance, Inc. (a)                                        18,000                 1,448,438
                                                                                           ---------------
                                                                                               9,722,916
INSTRUMENTS & RELATED PRODUCTS (3.4%)
     JDS Uniphase Corporation (a)                                       16,000                 1,917,500

COMMON STOCKS (continued)                                             Number
                                                                      of Shares                 Value
                                                                   ---------------         ---------------
INSURANCE CARRIERS (2.4%)
     American International Group, Inc.                                 11,483              $  1,349,253

MOTION PICTURES (2.0%)
     Walt Disney Company                                                30,000                 1,164,375

OIL & GAS EXTRACTION (2.0%)
     Schlumberger Ltd.                                                  15,000                 1,119,375

RETAIL-BUILDING MATERIAL HARDWARE (2.1%)
     The Home Depot, Inc.                                               24,000                 1,198,500

RETAIL - MISCELLANEOUS (4.0%)
     Costco Wholesale Corporation (a)                                   30,000                   990,938
     Walgreen Company                                                   41,000                 1,319,688
                                                                                           ---------------
                                                                                               2,310,626
SECURITY & COMMODITY BROKERS (7.0%)
     The Goldman Sachs Group, Inc.                                      12,600                 1,195,425
     Morgan Stanley, Dean Witter & Co.                                  16,600                 1,381,950
     The Charles Schwab Corporation                                     42,600                 1,432,425
                                                                                           ---------------
                                                                                               4,009,800
SERVICES-ENGINEERING, ACCOUNTING,
   RESEARCH, MANAGEMENT (2.3%)
     Halliburton Company                                                28,000                 1,321,250

WHOLESALE TRADE-DURABLE GOODS (1.7%)
     Johnson & Johnson, Inc.                                             9,500                   967,813
                                                                                           ---------------
TOTAL COMMON STOCKS (Cost $30,772,087)                                                        55,749,890


                                                                     Principal
SHORT-TERM SECURITIES (2.5%)                                          Amount
  REPURCHASE AGREEMENT (2.5%)                                      -------------
  State Street Bank, 3.50%, due 7/3/2000
    (Collateralized by U.S. Treasury Note
     5.125%, due 8/31/2000, value
     $1,479,000)                                                    $1,437,965                 1,437,965
                                                                                           ---------------
TOTAL SHORT -TERM SECURITIES (Cost $1,437,965)                                                 1,437,965
                                                                                           ---------------

TOTAL INVESTMENTS (100.0%) (Cost $32,210,052)                                              $  57,187,855
                                                                                           ---------------
                                                                                           ---------------

(a) Non-income producing.

OTHER INFORMATION:
  Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2000 aggregated $20,716,382 and $27,320,639, respectively. At June 30, 2000, net unrealized appreciation for tax purposes aggregated $24,940,218, of which $25,479,100 related to appreciated investments and $538,882 related to depreciated investments. The aggregate cost of securities was for $32,247,637 for tax purposes.

SEE ACCOMPANYING NOTES.

                         Scudder Kemper Value Portfolio

                       Statement of Assets and Liabilities

                                  June 30, 2000

ASSETS
   Investment in securities, at value (cost $24,722,985)--See accompanying schedule                    $  21,125,080
   Dividends and interest receivable                                                                          43,458
   Receivable for capital shares sold                                                                         18,535
                                                                                                       ---------------
      Total assets                                                                                        21,187,073

LIABILITIES
   Payable for investments purchased                                                                         171,182
   Accounts payable and accrued expenses                                                                      21,388
   Redemptions payable                                                                                           614
                                                                                                       ---------------
      Total liabilities                                                                                      193,184
                                                                                                       ---------------
NET ASSETS                                                                                             $  20,993,889
                                                                                                       ---------------
                                                                                                       ---------------
Net Assets consist of:
   Paid-in capital                                                                                     $  23,382,568
   Undistributed net investment income                                                                       575,556
   Accumulated undistributed net realized gain on investments                                                633,670
   Net unrealized depreciation on investments                                                             (3,597,905)
                                                                                                       ---------------
NET ASSETS, for 1,502,925 shares outstanding                                                           $  20,993,889
                                                                                                       ---------------
                                                                                                       ---------------
NET ASSET VALUE, offering and redemption price per share                                               $       13.97
                                                                                                       ---------------
                                                                                                       ---------------

                             Statement of Operations

                            Year Ended June 30, 2000

INVESTMENT INCOME
   Dividends                                                                                           $     886,043
   Interest                                                                                                   33,300
                                                                                                       ---------------
      Total investment income                                                                                919,343

EXPENSES
   Investment advisory and management fees                                                                   207,748
   Custody and accounting fees                                                                                86,295
   Professional fees                                                                                          21,911
   Directors' fees and expenses                                                                               12,249
   Other expenses                                                                                             15,584
                                                                                                       ---------------
      Total expenses                                                                                         343,787
                                                                                                       ---------------
Net investment income                                                                                        575,556

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                                                                          633,670
   Net unrealized depreciation for the year on investments                                               (12,023,155)
                                                                                                       ---------------
Net realized and unrealized loss on investments                                                          (11,389,485)
                                                                                                       ---------------

Net decrease in net assets resulting from operations                                                   $ (10,813,929)
                                                                                                       ===============

SEE ACCOMPANYING NOTES.

                         Scudder Kemper Value Portfolio

                       Statements of Changes in Net Assets

                                                                                                  YEAR ENDED JUNE 30,
                                                                                                2000              1999
                                                                                          ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
      Net investment income                                                               $     575,556       $    723,270
      Net realized gain on investments                                                          633,670          6,626,918
      Net unrealized appreciation (depreciation) for the year on investments                (12,023,155)           407,796
                                                                                          ---------------------------------
      Net increase (decrease) in net assets resulting from operations                       (10,813,929)         7,757,984

Distributions to shareholders from:
   Net investment income                                                                       (723,270)          (591,315)
   Net realized gain                                                                         (6,626,918)        (4,706,677)
                                                                                          ---------------------------------
      Total distributions to shareholders                                                    (7,350,188)        (5,297,992)

Capital share transactions:
   Proceeds from sales of shares                                                              5,703,152         13,300,551
   Proceeds from reinvested distributions                                                     7,350,188          5,297,991
   Cost of shares redeemed                                                                  (24,064,739)       (17,325,011)
                                                                                          ---------------------------------
      Net increase (decrease) in net assets resulting from share transactions               (11,011,399)         1,273,531
                                                                                          ---------------------------------

Total increase (decrease) in net assets                                                     (29,175,516)         3,733,523

NET ASSETS
Beginning of period                                                                          50,169,405         46,435,882
                                                                                          ---------------------------------

End of period (including undistributed net investment income of $575,556
   and $723,270, respectively)                                                            $  20,993,889       $ 50,169,405
                                                                                          ---------------------------------
                                                                                          ---------------------------------

OTHER INFORMATION
Shares:
   Sold                                                                                         265,906            641,261
   Issued through reinvestment of distributions                                                 526,288            264,302
   Redeemed                                                                                  (1,563,989)          (840,192)
                                                                                          ---------------------------------
      Net increase (decrease)                                                                  (771,795)            65,371
                                                                                          ---------------------------------
                                                                                          ---------------------------------


SEE ACCOMPANYING NOTES.

                         Scudder Kemper Value Portfolio

                              Financial Highlights

                                                                            YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------------------------
                                                 2000 (a)           1999            1998          1997         1996
                                             -----------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
   of period                                    $  22.06          $  21.02        $  20.63       $  16.17      $  12.59
Income from investment operations:
   Net investment income                            0.39              0.33            0.26           0.26          0.18
   Net realized and unrealized
     gain (loss) on investments                    (5.12)             3.22            4.08           5.04          3.70
                                             -----------------------------------------------------------------------------------
   Total from investment
     operations                                    (4.73)             3.55            4.34           5.30          3.88

Less distributions:
   From net investment income                      (0.33)            (0.28)          (0.26)         (0.19)        (0.19)
   From net realized gain                          (3.03)            (2.23)          (3.69)         (0.65)        (0.11)
                                             -----------------------------------------------------------------------------------
   Total distributions                             (3.36)            (2.51)          (3.95)         (0.84)        (0.30)
                                             -----------------------------------------------------------------------------------

Net asset value, end of period                  $  13.97          $  22.06        $  21.02       $  20.63      $  16.17
                                             ===================================================================================

TOTAL RETURN                                      (23.88%)           18.09%          23.36%         33.78%        31.22%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in thousands)                               $ 20,994          $ 50,169        $ 46,436       $ 30,930      $ 19,705
Ratio of expenses to average
   net assets                                       1.08%             0.96%           0.94%          1.05%         1.06%
Ratio of expenses to average net
   assets before voluntary
   expense reimbursement                            1.08%             0.96%           0.94%          1.05%         1.07%
Ratio of net investment income
   to average net assets                            1.80%             1.56%           1.58%          1.62%         1.65%
Ratio of net investment income
   to average net assets before
   voluntary expense
   reimbursement                                    1.80%             1.56%           1.58%          1.62%         1.64%
Portfolio turnover rate                               42%               50%             57%            88%           18%

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment adviser for the Fund.

                         SCUDDER KEMPER VALUE PORTFOLIO

                             Schedule of Investments

                                  June 30, 2000



COMMON STOCKS (91.5%)                                             Number
                                                                 of Shares          Value
                                                               ------------      ----------
APPAREL & OTHER FINISHED PRODUCTS (1.8%)
     VF Corporation                                                16,400       $  390,525

BASIC CHEMICAL, PLASTICS & SYNTHETICS (10.6%)
     Abbott Laboratories                                           17,200          766,475
     Air Products and Chemicals, Inc                               12,300          378,992
     Bristol Myers Squibb Company                                   8,100          471,825
     International Flavors & Fragrances, Inc.                       7,500          226,406
     Merck & Co., Inc.                                              3,400          260,525
     Praxair, Inc.                                                  3,700          138,519
                                                                               ------------
                                                                                 2,242,742
BUSINESS SERVICES (4.4%)
     Computer Associates International, Inc.                        6,200          317,363
     Equifax, Inc.                                                 23,100          606,375
                                                                               ------------
                                                                                   923,738
DEPOSITORY INSTITUTIONS (10.2%)
     Bank of America Corporation                                    8,116          348,986
     First Union Corporation                                       16,200          401,963
     KeyCorp                                                       22,900          403,613
     PNC Bank Corporation                                           6,010          281,719
     Wachovia Corporation                                           4,300          233,275
     Washington Mutual, Inc.                                       17,088          493,414
                                                                               ------------
                                                                                 2,162,970
ELECTRICAL & ELECTRONIC MACHINERY (2.8%)
     Emerson Electric Company                                       7,000          422,625
     Thomas & Betts Corporation                                     9,300          177,863
                                                                               ------------
                                                                                   600,488
FOOD AND KINDRED PRODUCTS (5.2%)
     H.J. Heinz Company                                            12,600          551,250
     Sara Lee Corporation                                          28,600          552,338
                                                                               ------------
                                                                                 1,103,588
GENERAL MERCHANDISE STORES (5.4%)
     May Department Stores Company                                 17,700          424,800
     J. C. Penney Company, Inc.                                    17,200          317,125
     Sears, Roebuck and Company                                    12,000          391,500
                                                                               ------------
                                                                                 1,133,425
INDUSTRIAL MACHINERY & EQUIPMENT (8.6%)
     Diebold, Inc.                                                 17,900          498,963
     Minnesota Mining and Manufacturing Co.                         3,700          305,250
     Pitney Bowes, Inc.                                            13,700          548,000
     United Technologies Corporation                                7,900          465,113
                                                                               ------------
                                                                                 1,817,326
INSTRUMENTS & RELATED PRODUCTS (5.4%)
     Becton Dickinson & Company                                    23,000          659,813
     Raytheon Company                                               9,200          177,100
     Xerox Corporation                                             14,400          298,800
                                                                               ------------
                                                                                 1,135,713

                                                                   Number
                                                                 of Shares          Value
                                                               ------------      ----------
COMMON STOCKS (CONTINUED)
INSURANCE CARRIERS (1.5%)
     The Allstate Corporation                                      14,600       $  324,850

LUMBER &WOOD PRODUCTS (1.4%)
     Louisiana-Pacific Corporation                                 28,000          304,500

NONDEPOSITORY INSTITUTIONS (8.0%)
     Federal Home Mortgage Corporation                             21,000          850,500
     Federal National Mortgage Corporation                         16,000          835,000
                                                                               ------------
                                                                                 1,685,500
PAPER & ALLIED PRODUCTS (2.8%)
     Sonoco Products Company                                       28,500          586,031

PETROLEUM & COAL PRODUCTS (6.0%)
     BP Amoco PLC                                                   5,256          297,293
     Exxon Mobil Corporation                                        6,000          471,000
     Texaco, Inc.                                                   9,400          500,550
                                                                               ------------
                                                                                 1,268,843
RAILROAD TRANSPORTATION (2.5%)
     Burlington Northern Santa Fe Corp.                            12,900          295,894
     CSX Corporation                                               10,600          224,588
                                                                               ------------
                                                                                   520,482
RETAIL-FOOD STORES (1.5%)
     Albertson's, Inc.                                              9,700          322,525

RETAIL-MISCELLANEOUS (1.8%)
     Newell Rubbermaid, Inc.                                       15,000          386,250

TOBACCO MANUFACTURERS OR CIGARETTES (3.7%)
     Philip Morris Companies, Inc.                                 29,300          778,281

TRANSPORTATION BY AIR (1.2%)
     Fedex Corporation (a)                                          6,600          250,800

TRANSPORTATION EQUIPMENT (2.2%)
     Dana Corporation                                               7,300          154,669
     Ford Motor Company                                             7,200          309,600
                                                                               ------------
                                                                                   464,269

WHOLESALE TRADE - DURABLE GOODS (4.5%)
     Johnson & Johnson, Inc.                                        2,300          234,313
     Du Pont E I DE Nemours & Company                               6,600          288,750
     Unilever N V                                                   9,200          395,600
     Visteon Corporation                                              942           11,428
                                                                               ------------
                                                                                   930,091
                                                                               ------------
TOTAL COMMON STOCKS (COST $22,930,842)                                       $  19,332,937

                         SCUDDER KEMPER VALUE PORTFOLIO


SHORT-TERM SECURITIES (8.5%)                                         Principal
                                                                      Amount           Value
                                                                    -----------    -----------
REPURCHASE AGREEMENT (8.5%)
  State Street Bank, 3.50%, due 7/3/2000
    (Collateralized by U.S. Treasury Note
    5.50%, due 3/31/2003, value $1,826,550)                       $  1,792,143   $   1,792,143
                                                                                  --------------
TOTAL SHORT-TERM SECURITIES (Cost $1,792,143)                                         1,792,143
                                                                                  --------------
TOTAL INVESTMENTS (100.0%) (Cost $  24,722,985)                                   $  21,125,080
                                                                                  ==============

(a) Non-income producing.
OTHER INFORMATION:
  Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2000, aggregated $13,176,777 and $30,829,444 respectively. At June 30, 2000, net unrealized depreciation for tax purposes aggregated $4,890,302 of which $944,699 related to appreciated investments and $5,835,001 related to depreciated investments. The aggregate cost of securities was $26,015,382 for tax purposes.

SEE ACCOMPANYING NOTES.

                        ZWEIG ASSET ALLOCATION PORTFOLIO

                       Statement of Assets and Liabilities

                                  June 30, 2000

ASSETS
     Investment in securities, at value (cost $13,909,803)--See accompanying schedule               $  14,286,162
     Receivable for investments sold                                                                       13,665
     Dividends and interest receivable                                                                      8,093
                                                                                                    -----------------
          Total assets                                                                                 14,307,920

LIABILITIES
     Cash overdraft                                                                                        13,665
     Accounts payable and accrued expenses                                                                 17,774
     Redemptions payable                                                                                      870
                                                                                                    -----------------
          Total liabilities                                                                                32,309
                                                                                                    -----------------
NET ASSETS                                                                                          $  14,275,611
                                                                                                    =================

Net Assets consist of:
     Paid-in capital                                                                                $  12,359,932
     Undistributed net investment income                                                                  342,115
     Accumulated undistributed net realized gain on investments                                         1,189,480
     Net unrealized appreciation on investments and futures contracts                                     384,084
                                                                                                    -----------------
NET ASSETS, for 1,360,383 shares outstanding                                                        $  14,275,611
                                                                                                    =================
NET ASSET VALUE, offering and redemption price per share                                            $       10.49
                                                                                                    =================

                             Statement of Operations

                            Year Ended June 30, 2000

INVESTMENT INCOME
     Dividends                                                                                      $     153,491
     Interest                                                                                             466,661
                                                                                                    -----------------
          Total investment income                                                                         620,152

EXPENSES
     Investment advisory and management fees                                                              177,505
     Custody and accounting fees                                                                           53,252
     Professional fees                                                                                     21,910
     Directors' fees and expenses                                                                          12,249
     Other expenses                                                                                        13,121
                                                                                                    -----------------
          Total expenses                                                                                  278,037
                                                                                                    -----------------
Net investment income                                                                                     342,115

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on:
          Investments                                                                                   1,072,376
          Futures contracts                                                                               128,501
                                                                                                    -----------------
               Net realized gain                                                                        1,200,877

     Net unrealized depreciation for the year on:
          Investments                                                                                  (2,272,496)
          Futures contracts                                                                                (3,672)
                                                                                                    -----------------
               Net unrealized depreciation for the year                                                (2,276,168)
                                                                                                    -----------------
Net realized and unrealized loss on investments                                                        (1,075,291)
                                                                                                    -----------------
Net decrease in net assets resulting from operations                                                $    (733,176)
                                                                                                    =================

SEE ACCOMPANYING NOTES.

                        ZWEIG ASSET ALLOCATION PORTFOLIO

                       Statements of Changes in Net Assets

                                                                                               YEAR ENDED JUNE 30,
                                                                                          2000                    1999
                                                                                   -------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                            $     342,115                $  411,239
     Net realized gain on investments                                                     1,200,877                 5,955,028
     Net unrealized depreciation for the year on investments                             (2,276,168)               (8,938,463)
                                                                                   -------------------------------------------
          Net decrease in net assets resulting from operations                             (733,176)               (2,572,196)

Distributions to shareholders from:
     Net investment income                                                                 (411,239)                 (365,323)
     Net realized gain                                                                   (6,010,725)               (6,048,315)
                                                                                   -------------------------------------------
          Total distributions to shareholders                                            (6,421,964)               (6,413,638)

Capital share transactions:
     Proceeds from sales of shares                                                        2,825,128                 1,260,662
     Proceeds from reinvested distributions                                               6,421,964                 6,413,638
     Cost of shares redeemed                                                            (18,825,911)              (15,129,106)
                                                                                   -------------------------------------------
          Net decrease in net assets resulting from share transactions                   (9,578,819)               (7,454,806)
                                                                                   -------------------------------------------
Total decrease in net assets                                                            (16,733,959)              (16,440,640)

NET ASSETS
Beginning of period                                                                      31,009,570                47,450,210
                                                                                   -------------------------------------------
End of period (including undistributed net investment income
     of $342,115 and $411,239, respectively)                                          $  14,275,611             $  31,009,570
                                                                                   ===========================================
OTHER INFORMATION
Shares:
     Sold                                                                                   287,813                    84,700
     Issued through reinvestment of distributions                                           611,977                   488,856
     Redeemed                                                                            (1,756,390)               (1,059,406)
                                                                                   -------------------------------------------
          Net decrease                                                                     (856,600)                 (485,850)
                                                                                   ===========================================

SEE ACCOMPANYING NOTES.

                        ZWEIG ASSET ALLOCATION PORTFOLIO

                              Financial Highlights

                                                                              YEAR ENDED JUNE 30,
                                                   ----------------------------------------------------------------------------
                                                     2000 (a)          1999             1998            1997           1996
                                                   ----------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
     of period                                     $  13.99         $  17.56         $  14.63        $  14.11       $  13.02
Income (loss) from investment operations:
     Net investment income                             0.28             0.21             0.14            0.19           0.21
     Net realized and unrealized
       gain (loss) on investments                     (0.49)           (1.04)            2.97            2.20           1.21
                                                   ----------------------------------------------------------------------------
     Total from investment
       operations                                     (0.21)           (0.83)            3.11            2.39           1.42

Less distributions:
     From net investment income                       (0.21)           (0.16)           (0.18)          (0.22)         (0.33)
     From net realized gain                           (3.08)           (2.58)               --          (1.65)             --
                                                   ----------------------------------------------------------------------------
     Total distributions                              (3.29)           (2.74)           (0.18)          (1.87)         (0.33)
                                                   ----------------------------------------------------------------------------
Net asset value, end of period                     $  10.49         $  13.99         $  17.56        $  14.63       $  14.11
                                                   ============================================================================
TOTAL RETURN                                          (0.52%)          (3.73%)          21.38%          18.63%         11.06%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
     (in thousands)                                $ 14,276         $ 31,010         $ 47,450        $ 42,848       $ 40,222
Ratio of expenses to average
     net assets                                        1.41%            1.23%            1.18%           1.28%          1.25%
Ratio of net investment income
     to average net assets                             1.73%            1.13%            0.80%           1.29%          1.55%
Portfolio turnover rate                                 207%             109%              65%             89%           105%

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment adviser for the Fund.

                        Zweig Asset Allocation Portfolio

                             Schedule of Investments

                                  June 30, 2000

                                                          Number
COMMON STOCKS (68.8%)                                    of Shares      Value
                                                        -----------   ----------
BASIC CHEMICAL, PLASTICS & SYNTHETICS (7.5%)
    Abbott Laboratories                                      1,600    $   71,300
    Amgen, Inc. (a)                                            700        49,197
    Biogen, Inc. (a)                                           800        51,575
    Chiron Corporation (a)                                   2,000        95,000
    Clorox Company                                           1,600        71,700
    Colgate Company                                            400        23,950
    Merck & Company, Inc.                                    3,700       283,513
    Occidental Petroleum Corporation                         1,900        40,019
    Pfizer, Inc.                                             2,200       105,600
    Procter & Gamble Company                                 1,600        91,600
    Schering-Plough Corporation                              3,700       186,850
                                                                      ----------
                                                                       1,070,304
BUSINESS SERVICES (7.1%)
    Adobe Systems, Inc.                                      1,000       129,906
    Citrix Systems, Inc. (a)                                   700        13,278
    Ebay, Inc. (a)                                           1,200        65,138
    Electronic Data Systems Corporation                        100         4,125
    First Data Corporation                                   1,000        49,625
    Interpublic Group of Companies, Inc.                       800        34,400
    Microsoft Corporation (a)                                2,300       183,928
    Oracle Corporation (a)                                   1,500       126,047
    Siebel Systems, Inc. (a)                                   300        49,078
    Sun Microsystems, Inc. (a)                               1,800       163,744
    Yahoo, Inc. (a)                                            600        74,344
    3Com Corporation (a)                                     2,000       115,188
                                                                      ----------
                                                                       1,008,801
COMMUNICATIONS (6.2%)
    AT & T Corporation (a)                                   2,600        82,225
    AT & T Wireless Group                                      200         5,575
    Bell Atlantic Corporation (a)                            1,400        71,138
    BellSouth Corporation                                    3,400       144,925
    Comcast Corporation (a)                                    700        28,372
    Infinity Broadcasting Corporation (a)                      900        32,794
    SBC Communications, Inc.                                 4,100       177,325
    U S West, Inc.                                           1,800       154,350
    United States Cellular Corporation (a)                     900        56,700
    Worldcom, Inc. (a)                                       2,900       133,128
                                                                      ----------
                                                                         886,532
DEPOSITORY INSTITUTIONS (4.8%)
    Chase Manhattan Corporation                              1,350        62,184
    Citigroup, Inc.                                          3,150       189,788
    Firstar Corporation                                      3,700        77,931
    FleetBoston Financial Corporation                        2,600        88,400
    J P Morgan & Co., Inc.                                     200        22,025
    PNC Bank Corporation                                     2,600       121,875
    Providian Financial Corporation                          1,300       117,000
                                                                      ----------
                                                                         679,203
EATING & DRINKING PLACES (0.3%)
    Darden Restaurants, Inc.                                   700        11,375
    Tricon Global Restaurants, Inc. (a)                      1,000        28,250
                                                                      ----------
                                                                          39,625
ELECTRIC GAS & SANITARY SERVICE (0.8%)
    Edison International                                     1,900        38,950
    Entergy Corporation                                      1,500        40,781
    Public Service Enterprise Group Corporation Inc          1,000        34,625
                                                                      ----------
                                                                         114,356

                                                          Number
COMMON STOCKS (CONTINUED)                                of Shares      Value
                                                        -----------   ----------
ELECTRICAL & ELECTRONIC MACHINERY (12.8%)
    ADC Telecommunications, Inc. (a)                       1,900      $  159,303
    Analog Devices, Inc. (a)                               2,000         152,000
    Cisco Systems, Inc. (a)                                3,000         190,594
    Compaq Computer Corporation                            2,600          66,463
    Dell Computer Corporation (a)                          2,900         143,097
    General Electric Company                               4,900         259,700
    Intel Corporation                                      1,200         160,388
    International Business Machines                          700          76,694
    Lucent Technologies, Inc.                              2,900         171,825
    Motorola, Inc.                                         2,900          84,281
    Qualcomm, Inc. (a)                                     1,300          77,959
    Seagate Corporation (a)                                2,100         115,500
    Sycamore Networks, Inc. (a)                              200          22,081
    Tellabs, Inc. (a)                                        900          61,622
    Texas Instruments, Inc.                                1,200          82,425
                                                                      ----------
                                                                       1,823,932
FABRICATED METAL PRODUCTS (0.3%)
    Cooper Industries, Inc.                                1,200          39,075

FOOD & KINDRED PRODUCTS (2.0%)
    Adolph Coors Company                                     600          36,300
    ConAgra                                                3,200          61,000
    Pepsico, Inc.                                          4,400         195,525
                                                                      ----------
                                                                         292,825
FORESTRY (0.4%)
    Georgia Pacific Company                                2,300          60,375

GENERAL MERCHANDISE STORES (1.0%)
    Wal-Mart Stores, Inc.                                  2,400         138,300

INDUSTRIAL MACHINERY & EQUIPMENT (3.6%)
    Applied Materials, Inc. (a)                            1,800         163,181
    Dover Corporation                                        200           8,113
    EMC Corporation (a)                                    2,600         200,038
    Ingersoll Rand Company                                   700          28,175
    Network Appliance, Inc. (a)                              700          56,328
    Solectron Corporation (a)                              1,500          62,813
                                                                      ----------
                                                                         518,648
INSTRUMENTS & RELATED PRODUCTS (1.7%)
    Baxter International, Inc.                               600          42,188
    KLA Tencor Corporation (a)                             1,100          64,453
    Northrop Grumman Corporation                             800          53,000
    Teradyne, Inc. (a)                                     1,200          88,200
                                                                      ----------
                                                                         247,841
INSURANCE CARRIERS (2.1%)
    Aetna, Inc.                                            1,000          64,188
    AXA Financial, Inc.                                    1,600          54,400
    Cigna Corporation                                      1,100         102,850
    MGIC Investment Corporation                              700          31,850
    United Health Group, Inc.                                500          42,875
                                                                      ----------
                                                                         296,163

METAL MINING (0.3%)
    Barrick Gold Corporation                               2,700          49,106

MISC. MANUFACTURING INDUSTRIES (1.2%)
    Tyco International LTD                                 3,600         170,550

                        Zweig Asset Allocation Portfolio

                                                          Number
COMMON STOCKS (CONTINUED)                                of Shares      Value
                                                        -----------   ----------
MOTION PICTURES (0.4%)
    Walt Disney Company                                      1,300      $ 50,456

NONDEPOSITORY INSTITUTIONS (1.6%)
    Federal National Mortgage Association                    1,400        73,063
    Household International, Inc.                            1,600        66,500
    MBNA Corporation                                         3,400        92,225
                                                                      ----------
                                                                         231,788
OIL AND GAS EXTRACTION (2.6%)
    Diamond Offshore Drilling, Inc.                          3,000       105,375
    Enron Corporation                                        1,000        64,500
    Transocean Sedco Forex, Inc.                             1,900       101,531
    USX-Marathon Group, Inc.                                 4,100       102,756
                                                                      ----------
                                                                         374,162
PAPER & ALLIED PRODUCTS (0.7%)
    Kimberly-Clark Corporation                               1,700        97,538
    Temple-Inland, Inc.                                        100         4,200
                                                                      ----------
                                                                         101,738
PETROLEUM & COAL PRODUCTS (2.2%)
    Chevron Corporation                                        500        42,406
    Coastal Corporation                                      2,300       140,013
    Exxon Mobil Corporation                                    824        64,684
    Texaco, Inc.                                             1,200        63,900
                                                                      ----------
                                                                         311,003
PRIMARY METAL INDUSTRIES (0.4%)
    ALCOA, Inc.                                              1,800        52,200

RAILROAD TRANSPORTATION (0.1%)
    Burlington Northern Santa Fe                               900        20,643

RETAIL-APPAREL & ACCESSORIES (0.2%)
    The TJX Companies, Inc.                                  1,900        35,624

RETAIL-BUILDING MATERIALS (0.9%)
    The Home Depot, Inc.                                     2,500       124,843

RETAIL-FURNITURE HOME FURNISHINGS (0.7%)
    Best Buy Co., Inc. (a)                                   1,500        94,874

RUBBER & MISC. PLASTICS PRODUCTS (0.5%)
    Nike, Inc.                                               1,000        39,813
    Tupperware Corporation                                   1,500        33,000
                                                                      ----------
                                                                          72,813
SECURITY & COMMODITY BROKERS (0.7%)
    Lehman Brothers Holdings, Inc.                             500        47,281
    Merrill Lynch & Co., Inc.                                  400        46,000
                                                                      ----------
                                                                          93,281
SERVICES-HEALTH SERVICES (0.2%)
    Tenet Healthcare Corporation (a)                         1,300        35,099

STONE CLAY & GLASS PRODUCTS (0.1%)
    USG Corporation                                            400        12,149

TOBACCO MANUFACTURERS OR CIGARETTES (0.6%)
    Philip Morris Companies, Inc.                            3,300        87,655


                                                          Number
COMMON STOCKS (CONTINUED)                                of Shares      Value
                                                        -----------   ----------
TRANSPORTATION EQUIPMENT (2.9%)
    Boeing Company                                          4,000    $   167,250
    Eaton Corporation                                       1,100         73,700
    FMC Corporation (a)                                     1,800        104,400
    Ford Motor Company                                        300         12,900
    General Motors Corporation                              1,000         58,063
                                                                      ----------
                                                                         416,313
WHOLESALE TRADE-DURABLE GOODS (1.9%)
    Cardinal Health, Inc.                                   2,200        162,800
    Johnson & Johnson, Inc.                                 1,100        112,063
    Visteon Corporation                                        39            476
                                                                      ----------
                                                                         275,339

TOTAL COMMON STOCKS (Cost $9,449,257)                   9,825,616

                                                       Principal
SHORT-TERM SECURITIES (31.2%)                            Amount
                                                      ------------
U.S. GOVERNMENT AGENCY (27.2%)
    Federal Home Loan Mortgage
      Discount Note, 6.40%, due 7/11/2000              $  800,000        798,578
    Federal Home Loan Mortgage
      Discount Note, 6.40%, due 7/18/2000               1,500,000      1,495,467
    Federal National Mortgage
      Discount Note, 6.40%, Due 7/26/2000               1,600,000      1,592,889
                                                                    ------------
                                                                       3,886,934
U.S. GOVERNMENT OBLIGATIONS (0.7%)
    U.S. Treasury Bills, 5.51%, due 8/17/2000 (b)         100,000         99,281

REPURCHASE AGREEMENT (3.3%)
    State Street Bank, 3.50%, due 7/3/2000
    (Collateralized by U.S. Treasury Note, 9.00%
    due 11/15/2018, value $484,700)                       474,331        474,331
                                                                    ------------

TOTAL SHORT-TERM SECURITIES (Cost $4,460,546)                          4,460,546
                                                                    ------------
TOTAL INVESTMENTS (100.0%) (Cost $13,909,803)                        $14,286,162
                                                                    ============

(a) Non-income producing.
(b) Security pledged to cover margin requirements for futures contracts. At period end the value of the security pledged amounted to $99,281.

FUTURES CONTRACTS
                               Expiration       Contract       Unrealized
                                  Date           Amount           Gain
                              ------------    ------------    ------------
1 S & P 500
   Futures Contract-Short      Sept. 2000      $  367,025      $   7,725

OTHER INFORMATION:

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2000, aggregated $23,368,098 and $38,935,384, respectively. At June 30, 2000, net unrealized appreciation for tax purposes aggregated $185,606, of which $728,601 related to appreciated investments and $542,995 related to depreciated investments. The aggregate cost of securities was $14,100,556 for book and tax purposes.

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                       Statement of Assets and Liabilities

                                  June 30, 2000

ASSETS
   Investments in securities, at value (cost $5,561,934)--See accompanying schedule       $ 5,756,449
   Dividends, interest and other receivables                                                    2,822
   Receivable for investments sold                                                            478,263
   Due from investment advisor                                                                 21,211
                                                                                         --------------
      Total assets                                                                          6,258,745

LIABILITIES
   Payable for investments purchased                                                          341,771
   Redemptions payable                                                                            242
                                                                                         --------------
      Total liabilities                                                                       342,013

NET ASSETS                                                                                $ 5,916,732
                                                                                         ==============

Net Assets consist of:
   Paid-in capital                                                                        $ 5,793,739
   Undistributed net investment income                                                        107,049
   Accumulated net realized loss on investments                                              (178,571)
   Net unrealized appreciation on investments                                                 194,515
                                                                                         --------------

NET ASSETS, for 508,224 shares outstanding                                                $ 5,916,732
                                                                                         ==============

NET ASSET VALUE, offering and redemption price per share                                  $     11.64
                                                                                         ==============

                            Statement of Operations

                            Year Ended June 30, 2000


INVESTMENT INCOME
   Dividends                                                                              $    45,335
   Interest                                                                                   186,387
                                                                                         --------------
      Total investment income                                                                 231,722

EXPENSES
   Investment advisory and management fees                                                     84,455
   Custody and accounting fees                                                                 49,610
   Professional fees                                                                           21,910
   Directors' fees and expenses                                                                12,249
   Other expenses                                                                              13,121
                                                                                         --------------
      Total expenses before reimbursement                                                     181,345
      Less: expense reimbursement                                                             (56,672)
                                                                                         --------------
      Net expenses                                                                            124,673
                                                                                         --------------
Net investment income                                                                         107,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investments                                                                                 74,581
   Futures contracts                                                                           (8,872)
                                                                                         --------------
      Net realized gain                                                                        65,709
Net unrealized depreciation for the year on:
   Investments                                                                               (591,427)
   Futures contracts                                                                             (140)
                                                                                         --------------
      Net unrealized depreciation for the year                                               (591,567)
                                                                                         --------------
Net realized and unrealized loss on investments                                              (525,858)
                                                                                         --------------
Net decrease in net assets resulting from operations                                      $  (418,809)
                                                                                         ==============

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                       Statements of Changes in Net Assets

                                                                                         YEAR ENDED JUNE 30,
                                                                                   --------------------------------
                                                                                         2000            1999
                                                                                   --------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                             $    107,049    $     87,679
   Net realized gain (loss) on investments                                                 65,709        (244,210)
   Net unrealized depreciation on investments for the year                               (591,567)     (1,560,773)
                                                                                   --------------------------------
      Net decrease in net assets resulting from operations                               (418,809)     (1,717,304)

Distributions to shareholders from:
   Net investment income                                                                  (87,679)        (34,791)
   Net realized gain                                                                            --     (3,046,182)
                                                                                   --------------------------------
      Total distributions to shareholders                                                 (87,679)     (3,080,973)


Capital share transactions:
   Proceeds from sales of shares                                                        1,323,230       2,936,546
   Proceeds from reinvested distributions                                                  87,679       3,080,973
   Cost of shares redeemed                                                             (5,982,065)     (4,913,316)
                                                                                   --------------------------------
      Net increase (decrease) in net assets resulting from share transactions          (4,571,156)      1,104,203
                                                                                   --------------------------------

Total decrease in net assets                                                           (5,077,644)     (3,694,074)

NET ASSETS
Beginning of period                                                                    10,994,376      14,688,450
                                                                                   --------------------------------

End of period (including undistributed net investment income of $107,049
   and $87,679, respectively)                                                        $  5,916,732    $ 10,994,376
                                                                                   ================================

OTHER INFORMATION
Shares:
   Sold                                                                                   112,694         192,871
   Issued through reinvestment of distributions                                             7,408         257,324
   Redeemed                                                                              (515,074)       (382,755)
                                                                                   --------------------------------
      Net increase (decrease)                                                            (394,972)         67,440
                                                                                   ================================

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                              Financial Highlights

                                                                YEAR ENDED JUNE 30,
                                             ---------------------------------------------------------
                                               2000 (a)     1999       1998       1997       1996
                                             ---------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
   of period                                   $ 12.17    $ 17.58    $ 14.85    $ 13.61    $ 11.62
Income from investment operations:
   Net investment income                          0.21       0.10       0.04       0.16       0.11
   Net realized and unrealized
      gain (loss) on investments                 (0.64)     (1.80)      3.48       2.41       2.04
                                             ---------------------------------------------------------
   Total from investment operations              (0.43)     (1.70)      3.52       2.57       2.15

Less distributions:
   From net investment income                    (0.10)     (0.04)     (0.14)     (0.14)     (0.16)
   From net realized gain                           --      (3.67)     (0.65)     (1.19)        --
                                             ---------------------------------------------------------
   Total distributions                           (0.10)     (3.71)     (0.79)     (1.33)     (0.16)
                                             ---------------------------------------------------------

Net asset value, end of period                 $ 11.64    $ 12.17    $ 17.58    $ 14.85    $ 13.61
                                             =========================================================

TOTAL RETURN                                     (3.52%)    (9.24%)    23.72%     20.37%     18.69%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $5,917    $10,994    $14,688    $11,161    $11,698
Ratio of expenses to average net assets           1.55%      1.54%      1.52%      1.55%      1.55%
Ratio of expenses to average net assets
   before voluntary expense
   reimbursement                                  2.25%      1.64%      1.56%      1.82%      1.83%
Ratio of net investment income
   to average net assets                          1.33%      0.71%      0.26%      0.97%      1.06%
Ratio of net investment income to
   average net assets before voluntary
   expense reimbursement                          0.63%      0.61%      0.22%      0.70%      0.78%
Portfolio turnover rate                            224%        76%       113%        59%       101%

(a) Effective March 3, 2000, Touchstone Advisors, Inc. replaced Integrity Capital Advisors, Inc. as investment adviser for the Fund.

                       Zweig Equity (Small Cap) Portfolio

                             Schedule of Investments

                                  June 30, 2000

                                                                 Number
COMMON STOCKS (67.0%)                                           of Shares          Value
                                                               ------------      ----------
APPAREL & OTHER FINISHED PRODUCTS (0.1%)
     Guess, Inc. (a)                                               100             $  1,400
     Oshkosh B'Gosh, Inc. (a)                                      300                4,950
                                                                                 ----------
                                                                                      6,350
BASIC CHEMICAL, PLASTICS & SYNTHETICS (2.6%)
     Accredo Health, Inc. (a)                                      400               13,813
     Albany Molecular Research, Inc. (a)                           100                5,441
     Aphton Corporation (a)                                        100                2,578
     Capital Automotive Reit                                       800               11,200
     Church & Dwight, Inc.                                         500                9,000
     Dura Pharmaceuticals, Inc. (a)                                600                8,588
     Elan Corporation, PLC (a)                                     500                  266
     Genta, Inc. (a)                                               100                  644
     Georgia Gulf Corporation                                      500               10,405
     Ivax Corporation (a)                                          200                8,300
     Jones Pharma, Inc.                                            200                7,980
     Martek Biosciences Corporation (a)                            100                1,859
     NABI, Inc. (a)                                                400                2,919
     NBTY, Inc. (a)                                              1,200                7,613
     Noven Pharmaceuticals, Inc. (a)                               600               18,038
     Perrigo Company (a)                                         1,100                7,030
     Sciclone Pharmaceuticals, Inc. (a)                            400                5,188
     Shire Pharmaceuticals Group (a)                               442               22,956
     Sicor, Inc. (a)                                             1,000                8,000
     Techniclone International Corporation (a)                     100                  400
     Texas Biotechnology Corporation (a)                           100                1,810
     Valentis, Inc. (a)                                            100                1,172
                                                                                 ----------
                                                                                    155,200
BUSINESS SERVICES (9.7%)
     Actuate Corporation (a)                                       300               16,003
     Advent Software, Inc. (a)                                     200               12,955
     Agency Com LTD (a)                                            500                8,891
     APAC Teleservices, Inc. (a)                                   600                6,656
     Avant Corporation (a)                                         600               11,213
     Barra, Inc. (a)                                               200                9,919
     Broadvision, Inc. (a)                                         600               30,431
     B-Square Corporation (a)                                      400                8,963
     Cerner Corporaton (a)                                         500               13,608
     Cognex Corporation (a)                                        200               10,344
     Dendrite International, Inc. (a)                              550               18,338
     e-Loyalty Corporation (a)                                     800               10,150
     Entrust Technologies, Inc. (a)                                100                8,294
     Filenet Corporation (a)                                       400                7,338
     I2 Technologies, Inc. (a)                                     110               11,471
     Incorporatedyte Genomics, Inc. (a)                            200               16,431
     Informix Corporaton (a)                                       500                3,734
     Interim Services, Inc. (a)                                    900               15,975
     ISS Group, Inc. (a)                                           200               19,744
     JDA Software Group, Inc. (a)                                  700               13,409
     Keane, Inc. (a)                                             1,000               21,647
     Lante Corporation (a)                                         100                2,041
     Looksmart LTD (a)                                             400                7,413
     Manhattan Associates, Inc. (a)                                200                4,975
     Mentor Graphics Corporation (a)                             1,000               19,813
     Micromuse, Inc. (a)                                           100               16,547
     Microstrategy, Inc. (a)                                       400               11,938
     NCO Group, Inc. (a)                                           300                6,947
                                                                 Number
COMMON STOCKS (continued)                                       of Shares          Value
                                                               ------------      ----------
Business Services (continued)
     Netegrity, Inc. (a)                                           200               15,067
     Onyx Software (a)                                             400               11,871
     Orbotech Ltd. (a)                                              50                4,645
     Peregrine Systems, Inc. (a)                                    75                2,611
     Phoenix Technology LTD (a)                                    500                8,141
     Pittston Brinks Group                                         400                5,475
     Pivotal Corporation (a)                                       200                4,750
     Predictive Systems, Inc. (a)                                  200                7,181
     Progress Software Corporation (a)                             600               10,988
     Quantum Corporation (a)                                       600                6,638
     Razorfish, Inc. (a)                                           200                3,206
     Remedy Corporation (a)                                        300               16,734
     Rent-A-Center, Inc. (a)                                       300                6,722
     RSA Security, Inc. (a)                                        100                6,944
     Sensormatic Electronics Corporation (a)                       900               14,231
     Serena Software, Inc. (a)                                     300               13,613
     Sitel Corporation (a)                                       5,000               24,688
     Superior Energy Services, Inc. (a)                            100                1,041
     Sybase, Inc. (a)                                            1,000               23,031
     Sykes Enterprises, Inc. (a)                                   300                3,872
     Teletech Holdings, Inc. (a)                                   200                6,206
     Webtrends Corporation (a)                                     200                7,706
     West Teleservices Corporation (a)                             200                5,069
                                                                                 ----------
                                                                                    555,618
COAL MINING (0.2%)
     CONSOL Energy, Inc.                                           900               13,714

COMMUNICATIONS (0.9%)
     Adtran, Inc. (a)                                              200               11,969
     Audiovox Corporation (a)                                      100                2,203
     Brightpoint, Inc. (a)                                       1,000                8,640
     Globalstar LP LTD (a)                                         400                3,575
     Intermedia Communications, Inc. (a)                           300                8,906
     Perusahaan Perseroan Indo Satellite Corp.                     300                3,413
     Primus Telecommunications Group, Inc. (a)                     200                4,988
     Voicestream Wireless Corporation (a)                           91               10,584
                                                                                 ----------
                                                                                     54,278
DEPOSITORY INSTITUTIONS (2.8%)
     Banco de Galicia Y Buenos Aire (a)                            400                5,938
     Bancwest Corporation                                          400                6,096
     Capitol Federal Financial                                   3,900               43,266
     Cathay Bancorporation, Inc.                                   100                4,588
     City National Corporation                                     600               20,850
     Colonial Banc Group, Inc.                                   1,000                9,625
     Downey Financial Corporation                                  500               14,500
     Greater Bay Bancorporation                                    100                4,678
     Investors Financial Services Corporation                      400               15,888
     Republic Bancorporation, Inc.                                 407                3,574
     Silicon Valley Bancshares (a)                                 300               12,797
     Southwest Bancorp (a)                                         400                8,325
     Sovereign Bancorporation, Inc.                              1,300                9,161
                                                                                 ----------
                                                                                    159,286

                       Zweig Equity (Small Cap) Portfolio

                                                                 Number
COMMON STOCKS (CONTINUED)                                       of Shares          Value
                                                               ------------      ----------
EATING & DRINKING PLACES (2.0%)
     Brinker International, Inc. (a)                               600             $ 17,550
     Buffets, Inc. (a)                                             900               11,447
     CBRL Group, Inc.                                            1,900               27,966
     Cheesecake Factory (a)                                        350                9,614
     Jack in the Box, Inc. (a)                                     600               14,775
     Papa Johns International, Inc. (a)                            400                9,813
     Ruby Tuesday, Inc.                                          2,100               26,381
                                                                                 ----------
                                                                                    117,546
ELECTRIC GAS & SANITARY SERVICES (0.9%)
     AGL Resources, Inc.                                           100                1,594
     Cleco Corporation                                             100                3,350
     CMP Group, Inc.                                               300                8,794
     Empire District Electric Company                              300                6,619
     Idacorp, Inc.                                                 300                9,675
     Independent Energy Holdings PLC (a)                           500                4,172
     Rare Medium Group, Inc. (a)                                   300                4,753
     Western Gas Resources, Inc.                                   400                8,400
     WPS Resources Corporation                                     100                3,006
                                                                                 ----------
                                                                                     50,363
ELECTRICAL & ELECTRONICS MACHINERY (8.4%)
     Actel Corporation (a)                                         400               18,238
     Advanced Fibre Communications (a)                             200                9,056
     Amkor Technology, Inc. (a)                                    200                7,056
     Amphenol Corporation (a)                                      200               13,238
     Anadigics, Inc. (a)                                           250                8,523
     Andrew Corporation (a)                                        200                6,719
     Aspect Communications, Inc. (a)                               100                3,928
     ATMI, Inc. (a)                                                200                9,294
     Burr-Brown Corporation (a)                                     50                4,333
     C Cor Net Corporation (a)                                     200                5,393
     C & D Technologies                                            400               22,600
     Cable Design Technologies Corporation (a)                     400               13,400
     Carrier Access Corporation (a)                                100                5,291
     Cree, Inc. (a)                                                100               13,369
     Cypress Semiconductor Corporation (a)                         100                4,225
     Dallas Semiconductor Corporation                              100                4,075
     Digital Lightwave, Inc. (a)                                   100               10,059
     Digital Microwave Corporation (a)                             100                3,809
     ESS Technology, Inc. (a)                                      600                8,681
     Excel Technology, Inc. (a)                                    500               25,104
     General Semiconductor, Inc. (a)                               600                8,850
     Glenayre Technologies, Inc. (a)                               500                5,266
     Harmonic, Inc. (a)                                            208                5,168
     Helix Technology Corporation                                  200                7,794
     Integrated Silicon Solution (a)                               300               11,391
     International Rectifier Corporation (a)                       300               16,800
     Kemet Corporation (a)                                         400               10,020
     Kopin Corporation (a)                                         100                6,922
     Mercury Computer Systems, Inc. (a)                            300                9,713
     Methode Elctronics, Inc. (a)                                  200                7,731
     Mitel Corporation                                             800               16,800
     MRV Communications, Inc. (a)                                  300               20,184
     Plexus Corporation (a)                                        100               11,303
     Polycom, Inc. (a)                                             100                9,406
     Power One, Inc.                                               150               17,086
     Powerwave Technologies, Inc.                                  200                8,800
     Semtech Corporation                                           200               15,150
     Silicon Laboratories                                          100                5,344
     Silicon Valley Group, Inc.                                    800               20,650
                                                                 Number
COMMON STOCKS (CONTINUED)                                       of Shares          Value
                                                               ------------      ----------
Electrical & Electronics Machinery (continued)
     Tekelec, Inc. (a)                                             100                4,822
     Terayon Communication Systems (a)                             100                6,422
     Titan Corporation (a)                                         200                8,950
     Transwitch Corporation (a)                                    200               15,444
     Triquint Semiconductor, Inc. (a)                              100                9,566
     Varian Semiconductor Equipment, Inc. (a)                      300               18,853
     Westell Technologies (a)                                      400                5,988
                                                                                 ----------
                                                                                    480,814
FABRICATED METAL PRODUCTS (0.3%)
     NCI Building Systems, Inc. (a)                                500               10,125
     Tower Automotive, Inc. (a)                                    600                7,500
                                                                                 ----------
                                                                                     17,625
FOOD & KINDRED PRODUCTS (1.7%)
     Canandaigua Brands, Inc. (a)                                  100                5,044
     Cott Corporation (a)                                        2,100               12,567
     Del Monte Foods Company (a)                                   300                2,044
     Dreyers Grand Ice Cream, Inc.                                 600               12,560
     International Home Foods, Inc. (a)                            500               10,469
     McCormick & Co., Inc.                                         800               26,000
     Topps, Inc. (a)                                             2,600               29,656
                                                                                 ----------
                                                                                     98,340
FURNITURE & FIXTURES (0.1%)
     La-Z-Boy, Inc.                                                400                5,600

GENERAL BUILDING CONTRACTORS (0.7%)
     D.R. Horton,  Inc.                                            600                8,138
     Lennar Corporation                                            800               16,200
     Standard Pacific Corporation                                  800                8,000
     Toll Brothers, Inc. (a)                                       300                6,150
                                                                                 ----------
                                                                                     38,488
GENERAL MERCHANDISE STORES (0.1%)
     Grupo Eledtras A De C V                                       400                4,100

HOLDING & OTHER INVESTMENTS OFFICES (3.9%)
     Affiliated Managers Group, Inc. (a)                           200                9,100
     Bedford Property Investors, Inc.                              500                9,281
     Boston Properties, Inc.                                       400               15,450
     Brandywine Realty Trust                                       100                1,913
     CBL & Associates Properties, Inc.                             300                7,481
     Crescent Real Estate Equities                               1,300               26,650
     Essex Property Trust, Inc.                                    100                4,200
     Glimcher Realty Trust                                       1,200               17,250
     Hibernia Corporation                                        1,400               15,225
     Home Properties N Y, Inc.                                     600               18,000
     Koger Equity, Inc.                                            200                3,375
     Mills Corporation                                             300                5,644
     Pacific Gulf Properties, Inc.                                 200                5,013
     Reckson Associates Realty Corporation                       1,100               26,120
     Taubman Centers, Inc.                                         200                2,200
     United Dominion Realty Trust, Inc.                          5,000               55,000
                                                                                 ----------
                                                                                    221,902
HOTELS & OTHER LODGING (1.5%)
     Aztar Corporation (a)                                       2,100               32,550
     Boyd Gaming Corporation (a)                                 1,000                5,563
     Extended Stay America, Inc. (a)                             1,800               16,650
     Isle Capri Casinos, Inc. (a)                                  600                8,156
     Mandalay Resort Group (a)                                     300                6,000
     Station Casinos, Inc. (a)                                     400               10,000
     Trendwest Resorts, Inc. (a)                                   300                4,828
                                                                                 ----------
                                                                                     83,747

                       Zweig Equity (Small Cap) Portfolio

                                                                 Number
COMMON STOCKS (CONTINUED)                                       of Shares          Value
                                                               ------------      ----------
INDUSTRIAL MACHINERY & EQUIPMENT (3.5%)
     Advanced Digital Information (a)                              400             $  6,363
     Asystemst Technologies, Inc. (a)                              200                6,813
     Cirrus Logic, Inc. (a)                                        500                8,016
     Cybex Computer Products Corporation (a)                       300               12,647
     Donaldson Company, Inc.                                       900               17,775
     Electro Scientific Industries, Inc. (a)                       300               13,209
     Emulex Corporation (a)                                        100                6,566
     Graco, Inc.                                                   100                3,250
     Infocus Corporation (a)                                       400               12,850
     Iomega Corporation (a)                                      4,300               17,200
     Lam Research Corporation (a)                                  500               18,766
     Manitowoc Company, Inc.                                       425               11,369
     Maxtor Corporation (a)                                        800                8,425
     Micrel, Inc. (a)                                              200                8,694
     Micron Electronics, Inc. (a)                                1,600               20,050
     Micros Systems, Inc. (a)                                      200                3,719
     PRI Automation, Inc. (a)                                      100                6,556
     Timken Company                                                800               14,900
     Watsco, Inc.                                                  300                3,849
                                                                                 ----------
                                                                                    201,017
INSTRUMENTS & RELATED PRODUCTS (2.7%)
     Adac Laboratories (a)                                         100                2,403
     Coherent, Inc. (a)                                            200               16,756
     Concord Camera Corporation (a)                                200                4,163
     Credence Systems Corporation (a)                              100                5,516
     Cymer, Inc. (a)                                               300               14,288
     Fossil, Inc. (a)                                              375                7,102
     LTX Corporation (a)                                           300               10,491
     Mentor Corporation                                            300                8,147
     Novoste Corporation (a)                                       100                6,100
     Oakley, Inc. (a)                                            2,100               24,150
     Pinnacle Systems, Inc. (a)                                    300                6,797
     Robotic Vision Systems, Inc. (a)                              400                7,313
     Thermo Cardiosystems, Inc. (a)                                100                1,000
     Thermo Instruments Systems, Inc. (a)                          300                5,625
     Trimble Navigation LTD (a)                                    300               14,653
     Varian, Inc. (a)                                              500               23,047
                                                                                 ----------
                                                                                    157,551
INSURANCE CARRIERS (1.4%)
     Advance Paradiam, Inc. (a)                                    300                6,084
     Annuity and Life Re Holdings                                  100                2,422
     Commerce Group, Inc. Mass                                     100                2,950
     First American Financial Corporation                          400                5,725
     Mid Atlantic Medical Services, Inc. (a)                     1,900               25,650
     Nationwide Financial Services, Inc.                           200                6,575
     Old Republic International Corporation                        600                9,900
     Oxford Health Plans, Inc. (a)                                 400                9,525
     Stancorporation Financial Group, Inc.                         300                9,638
     Triad Hospitals, Inc. (a)                                     200                4,856
                                                                                 ----------
                                                                                     83,325
LEATHER & LEATHER PRODUCTS (0.3%)
     Justin Industries, Inc.                                       400                8,738
     Wolverine Worldwide, Inc.                                     700                6,913
                                                                                 ----------
                                                                                     15,651
METAL MINING (0.2%)
     Freeport McMoran Copper & Gold (a)                            700                6,475
     Still Water Mining Company (a)                                200                5,575
                                                                                 ----------
                                                                                     12,050
                                                                 Number
Common Stocks (continued)                                       of Shares          Value
                                                               ------------      ----------
MINING QUARRYING OF NONMETALLIC MINERAL (0.1%)
     Amcol International Corporation                               400                6,600

MISC. MANUFACTURING INDUSTRIES (0.7%)
     Callaway Golf Company                                         800               13,050
     Johns Manville Corporation                                  1,100               14,506
     Polymer Group, Inc.                                           300                2,775
     Zomax Optical Media, Inc. (a)                                 600                7,856
                                                                                 ----------
                                                                                     38,187
NONDEPOSITORY INSTITUTIONS (0.8%)
     AmeriCredit Corporation (a)                                 1,000               17,000
     Doral Financial Corporation                                 1,400               15,969
     Indy Mac Mortgage Holdings, Inc. (a)                          400                5,425
     Metris Companies, Inc.                                        350                8,794
                                                                                 ----------
                                                                                     47,188
OIL & GAS EXTRACTION (2.6%)
     Atwood Oceanics, Inc. (a)                                     200                8,875
     Chesapeake Energy Corporation (a)                           1,500               11,625
     Cross Timbers Oil Company                                     600               13,275
     Grey Wolf, Inc. (a)                                         1,400                7,000
     Helmerich and Payne, Inc.                                     400               14,950
     Mitchell Energy & Development Corporation                     200                6,425
     Ocean Energy, Inc. Tex (a)                                    800               11,350
     Patterson Energy, Inc. (a)                                    200                5,694
     Pioneer Natural Resources Company (a)                         100                1,275
     Pogo Producing Company                                        500               11,063
     Ranger Oil LTD (a)                                          5,000               27,500
     Santa Fe Snyder Corporation (a)                             1,600               18,200
     Vintage Petroleum, Inc.                                       600               13,538
                                                                                 ----------
                                                                                    150,770
PAPER & ALLIED PRODUCTS (0.3%)
     Buckeye Technologies, Inc. (a)                                300                6,581
     Longview Fibre Co.                                            800                8,850
                                                                                 ----------
                                                                                     15,431
PETROLEUM & COAL PRODUCTS (0.9%)
     Tesoro Petroleum Corporation (a)                              300                3,038
     Ultramar Diamond Shamrock                                   1,200               29,775
     Valero Energy Corporation                                     600               19,050
                                                                                 ----------
                                                                                     51,863
PRIMARY METAL PRODUCTS (0.9%)
     CommScope, Inc. (a)                                           200                8,200
     Mueller Industries, Inc. (a)                                  400               11,200
     Texas Industries, Inc.                                        100                2,888
     Tubos de Acero de Mexico S A                                  600                8,325
     Worthington Industries, Inc.                                1,900               19,950
                                                                                 ----------
                                                                                     50,563
PRINTING & PUBLISHING (0.2%)
     Mail-Well Holdings, Inc. (a)                                  900                7,763
     Quebeccor World, Inc.                                         183                4,438
                                                                                 ----------
                                                                                     12,201
REAL ESTATE (0.5%)
     LNR Property Corporation                                      400                7,800
     Stewart Enterprises, Inc.                                   5,300               18,467
                                                                                 ----------
                                                                                     26,267
RETAIL-APPAREL & ACCESSORIES (1.0%)
     Ann Taylor Stores Corporation (a)                             300                9,938
     Chicos Fas, Inc. (a)                                          100                1,988
     Dress Barn, Inc. (a)                                          600               13,256
     Stein Mart, Inc. (a)                                          800                8,075
     Venator Group, Inc. (a)                                     2,200               25,046
                                                                                 ----------
                                                                                     58,303

                       Zweig Equity (Small Cap) Portfolio

                                                                 Number
COMMON STOCKS (CONTINUED)                                       of Shares          Value
                                                               ------------      ----------
RETAIL - AUTOMOTIVE DEALERS & GAS STATIONS (0.4%)
     Copart, Inc. (a)                                              600           $    9,544
     O'Reilly Automotive, Inc. (a)                                 900               12,403
                                                                                 ----------
                                                                                     21,947
RETAIL - BUILDING MATERIALS (0.2%)
     Charming Shoppes, Inc. (a)                                  2,800               14,263

RETAIL - FOOD STORES (0.3%)
     Casey's General Stores, Inc.                                1,100               11,447
     Delhaize America, Inc.                                        400                7,075
                                                                                 ----------
                                                                                     18,522
RETAIL - FURNITURE, HOME FURNISHINGS (0.3%)
     Pier 1 Imports, Inc.                                        1,800               17,550
     Tuesday Morning Corporation (a)                               200                2,056
                                                                                 ----------
                                                                                     19,606
RETAIL-MISCELLANEOUS (0.7%)
     Barnes & Noble, Inc. (a)                                      400                8,900
     Buy.Com, Inc. (a)                                             400                2,006
     Michaels Stores, Inc. (a)                                     300               13,753
     PC Connection, Inc. (a)                                       100                5,697
     Petsmart, Inc. (a)                                          1,900                6,353
     Zale Corporation (a)                                          100                3,650
                                                                                 ----------
                                                                                     40,359
RUBBER & MISC PLASTICS PRODUCTS (0.2%)
     Spartech Corporation                                          500               13,500

SECURITY & COMMODITY BROKERS (1.6%)
     Eaton Vance Corporation                                       200                9,250
     Espeed, Inc. (a)                                              100                4,347
     Federated Investors, Inc.                                     500               17,531
     Investment Technology Group (a)                               200                8,513
     Morgan Keegan, Inc.                                           800               11,800
     National Discount Brokers Group (a)                           300                9,563
     Raymond James Financial, Inc.                                 700               15,750
     Waddell & Reed Financial, Inc.                                400               13,125
                                                                                 ----------
                                                                                     89,879
SERVICES AMUSEMENT EXCL MOTION PICTURES (0.3%)
     Argosy Gaming Corporation (a)                                 600                8,625
     Pinnacle Entertainment, Inc. (a)                              300                5,831
                                                                                 ----------
                                                                                     14,456
SERVICES-AUTO REPAIR GARAGES (0.3%)
     Amerco (a)                                                    500                9,906
     Dollar Thrifty Automotive Group (a)                           300                5,531
     Rollins Truck Leasing Corporation                             600                4,163
                                                                                 ----------
                                                                                     19,600
SERVICES-EDUCATIONAL (0.3%)
     ITT Educational Services, Inc. (a)                            500                8,781

SERVICES-ENGINEERING ACCOUNTING (1.0%)
     Celgene Corporation (a)                                       200               11,781
     Cephalon, Inc. (a)                                            100                6,081
     Digitas, Inc. (a)                                             400                6,550
     Management Network Group, Inc. (a)                            300               10,509
     Perkinelmer, Inc.                                             100                6,613
     Tetra Tech, Inc. (a)                                          300                6,872
     US Oncology, Inc. (a)                                       2,200               10,863
                                                                                 ----------
                                                                                     59,269
SERVICES-HEALTH SERVICES (1.6%)
     Caremark RX, Inc, (a)                                       1,500               10,219
     Covance, Inc. (a)                                             500                4,406
     Enzon, Inc. (a)                                               200                8,494
     Express Scripts, Inc. (a)                                     100                6,172
     Hooper Holmes, Inc.                                           900                7,200
     Laboratory Corporation American Holdings (a)                  230               17,739
     Orthodontic Centers of America, Inc. (a)                      700               15,838
     Quorum Health Group, Inc. (a)                               1,000               10,344
     Rehabcare Group, Inc. (a)                                     200                5,450
     Total Renal Care Holdings, Inc. (a)                         1,000                5,958
                                                                                 ----------
                                                                                     91,820
SPECIAL TRADE CONTRACTORS (0.5%)
     Dycom Industries, Inc. (a)                                    250               11,500
     Insituform Technologies, Inc. (a)                             400               10,938
     Quanta Services, Inc. (a)                                     100                5,500
                                                                                 ----------
                                                                                     27,938
STONE CLAY & GLASS PRODUCTS (0.2%)
     Centex Construction Products, Inc.                            400                9,075

TRANSPORTATION EQUIPMENT (0.9%)
     Brunswick Corporation                                         500                8,281
     Cheap Tickets, Inc. (a)                                       600                7,181
     Expeditores International Wash, Inc.                          300               14,184
     Monaco Coach Corporation (a)                                  400                5,450
     Thor Industires, Inc.                                         200                4,200
     Winnebago Industries                                          600                7,838
     Travelocity.com, Inc. (a)                                     400                6,488
                                                                                 ----------
                                                                                     53,622
TRUCKING & WAREHOUSING (0.4%)
     American Freightways Corporation (a)                          500                7,328
     Roadway Express, Inc.                                         200                4,650
     Yellow Corporation (a)                                        700               10,303
                                                                                 ----------
                                                                                     22,281
WATER TRANSPORTATION (0.1%)
     Alexander & Baldwin, Inc.                                     300                6,628

WHOLESALE TRADE - DURABLE GOOD (3.5%)
     Commercial Metals Company                                     300                8,250
     Cytyc Corporation (a)                                         300               16,003
     Emachines, Inc. (a)                                           303                  819
     Engelhard Corporation                                       1,000               17,063
     Fisher Scientific International, Inc. (a)                     100                2,475
     Ikon Office Solutions, Inc.                                   900                3,488
     Ingram Micro, Inc.(a)                                         700               12,206
     Insight Enterprises, Inc.(a)                                  375               22,254
     Kent Electronics Corporation (a)                              600               17,888
     Masisa S A                                                    400                4,725
     Owens & Minor, Inc.                                         2,100               36,092
     Paxar Corporation (a)                                         800                9,550
     Pioneer Std Electronics, Inc.                                 700               10,281
     PSS World Med, Inc. (a)                                       800                5,350
     Reliance Steel and Aluminum Company                           700               13,388
     Stewart & Stevenson Services, Inc.                          1,400               21,175
                                                                                 ----------
                                                                                    201,007

                       Zweig Equity (Small Cap) Portfolio

                                                                 Number
COMMON STOCKS (CONTINUED)                                       of Shares          Value
                                                               ------------      ----------
WHOLESALE TRADE - NONDURABLE GOOD (2.3%)
     Airgas, Inc. (a)                                                   400     $     2,275
     Amerisource Health Corporation (a)                                 700          21,700
     Bindley Western Industries, Inc.                                   700          18,506
     Burlington Coat Factory Warehouse                                  200           2,163
     Cambrex Corporation                                                200           9,000
     Delta & Pine Land Company                                          300           7,519
     Hain Celestial Group, Inc. (a)                                     300          11,016
     Handleman Company (a)                                              500           6,250
     The Men's Wearhouse, Inc. (a)                                      400           8,913
     Nova Chemicals Corporation                                         300           6,450
     Priority Healthcare Corporation (a)                                200          14,831
     Stride Rite Corporation                                          1,200           7,350
     United Stationers, Inc. (a)                                        500          16,203
                                                                                 ----------
                                                                                    132,176

TOTAL COMMON STOCKS (Cost $3,660,152)                                             3,854,667

                                                                Principal
                                                                  Amount
                                                              --------------
SHORT-TERM SECURITIES (33.0%)

U.S. GOVERNMENT AGENCY (26.6%)
   Federal Home Loan Mortgage,
     Discount Note, 6.40%, due 7/18/2000                       $  1,000,000         996,978
   Federal National Mortgage Association
     Discount Note, 6.40%, due 7/26/2000                            535,000         532,622
                                                                                 ----------
                                                                                  1,529,600
U.S. GOVERNMENT OBLIGATION (0.9%)
   U.S. Treasury Bills, 5.51%, due 8/17/2000                         50,000          49,640

REPURCHASE AGREEMENT (5.6%)
  State Street Bank, 3.50%, due 7/3/2000
  (Collateralized by U.S. Treasury Note,
  5.125%, due 8/31/2000, value $331,500)                            322,542         322,542
                                                                                 ----------

TOTAL SHORT-TERM SECURITIES (Cost $1,901,782)                                     1,901,782
                                                                                 ----------

TOTAL INVESTMENTS (100.0%) (Cost $5,561,934)                                    $ 5,756,449
                                                                                 ----------
                                                                                 ----------

(a) Non-income producing.

OTHER INFORMATION:
  Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended June 30, 2000, aggregated $9,201,445 and $13,919,669, respectively. At June 30, 2000, net unrealized appreciation for tax purposes aggregated $149,404, of which $429,263 related to appreciated investment securities and $279,859 related to depreciated investment securities. The aggregate cost of securities was $5,607,045 for tax purposes.

                             The Legends Fund, Inc.

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 2000


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company of the series type. The Fund currently consists of four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Scudder Kemper Value, Zweig Asset Allocation, and Zweig Equity (Small Cap). Each portfolio, in effect, represents a separate fund. The Fund is required to account for the assets of each portfolio separately and to allocate general liabilities of the Fund to each portfolio based on the net asset value of each portfolio.

Effective March 3, 2000, Touchstone Securities, Inc. ("Touchstone Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., became the principal underwriter of shares of the Fund which are distributed to a variable annuity separate account of both Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"). Touchstone Advisors, Inc. ("Touchstone Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund. The Western and Southern Life Insurance Company ("W&S") is the ultimate parent of Touchstone Securities, Touchstone Advisors, Integrity and National Integrity. Prior to March 3, 2000, ARM Financial Group, Inc. ("ARM") was the parent of Integrity and National Integrity and ARM Securities Corporation and Integrity Capital Advisors, Inc. were the principal underwriter and investment adviser to the Fund, respectively.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

                             The Legends Fund, Inc.

                    Notes to Financial Statements (Continued)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Short-term debt securities with maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the closing settlement price. Other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the Portfolios except Zweig Asset Allocation, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. As of June 30, 2000, the Zweig Equity (Small Cap) Portfolio had a capital loss carryforward of $133,460, which expires in 2007 and 2008.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex-dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, post-October capital losses, and losses deferred due to wash sales.

                             The Legends Fund, Inc.

                    Notes to Financial Statements (Continued)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The face amount of the future contracts shown in the Schedule of Investments reflects each contract's value at June 30, 2000.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk that arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Touchstone Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                             The Legends Fund, Inc.

2.   INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Touchstone Advisors, the Fund's investment adviser since March 3, 2000, has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Touchstone Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

PORTFOLIO                                         MANAGEMENT FEE         SUB-ADVISORY FEE
--------------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth       0.65%                     0.40%
Scudder Kemper Value                                0.65%                     0.40%
Zweig Asset Allocation                              0.90%                     0.65%
Zweig Equity (Small Cap)                            1.05%                     0.80%


Under the Management Agreement, Touchstone Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Touchstone Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.50% of average daily net assets. Touchstone Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Certain officers and directors of the Fund are also officers of Touchstone Securities, Touchstone Advisors, Integrity, and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3.   CAPITAL SHARES

At June 30, 2000, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At June 30, 2000, four classes of shares authorized by the Board of Directors were being offered as follows: 55,000,000 shares each for Harris Bretall Sullivan & Smith Equity Growth, Scudder Kemper Value, Zweig Asset Allocation, and Zweig Equity (Small Cap).

At June 30, 2000, Integrity, through its variable annuity Separate Account II, and National Integrity, through its variable annuity Separate Account II, were the record owners of all the outstanding shares of the Fund.

4.   EVENTS RELATING TO ARM, INTEGRITY AND NATIONAL INTEGRITY

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets.

                             The Legend Funds, Inc.

4.   EVENTS RELATING TO ARM, INTEGRITY AND NATIONAL INTEGRITY (CONTINUED)

On December 17, 1999 ARM announced that it had entered into a purchase agreement whereby W&S would acquire ARM's insurance subsidiaries, Integrity and National Integrity. The transaction was approved on March 2, 2000 and closed on March 3, 2000. ARM Securities Corporation and Integrity Capital Advisors ceased to be affiliated with Integrity and National Integrity subsequent to March 3, 2000. In conjunction with the acquisition, Touchstone Securities became the principal underwriter of variable annuities for both Integrity and National Integrity and Touchstone Advisors became the investment adviser for the Fund.

W&S is part of the Western-Southern Enterprise, a financial services group that also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Touchstones Securities, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group is approximately $25 billion. W&S is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff and Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

5.   SHAREHOLDER MEETINGS (UNAUDITED)

A Special Meeting of Shareholders of the Harris Bretall Sullivan & Smith Equity Growth Portfolio, Scudder Kemper Value Portfolio, Zweig Asset Allocation Portfolio and Zweig Equity (Small Cap) Portfolio was held on April 4, 2000. Each matter voted upon at that meeting as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters. Abstentions have the effect of a negative vote on a proposal. The results are set forth below:

1. (a) The Harris Bretall Sullivan & Smith Equity Growth Portfolio Shareholders approved a new investment management agreement (the "New Management Agreement") between the Fund and Touchstone Advisors.

           Shares                     Shares                                               Broker
         Voted "For"             Voted "Against"             Abstentions                 Non-Votes
     ------------------        ------------------        ------------------         ------------------
        1,467,074.265              40,650.858                63,670.845                     -


     (b) Scudder Kemper Value Portfolio approved the New Management Agreement between the Fund and Touchstone Advisors.


           Shares                     Shares                                               Broker
         Voted "For"             Voted "Against"             Abstentions                 Non-Votes
     ------------------        ------------------        ------------------         ------------------
        1,001,833.218              19,800.297                38,329.363                     -

                             The Legends Fund, Inc.

5.   SHAREHOLDER MEETINGS (UNAUDITED) (CONTINUED)

     (c) The Zweig Asset Allocation Portfolio Shareholders approved the New Management Agreement between the Fund and Touchstone Advisors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           827,207.722                 -                   36,668.816                 -

     (d) The Zweig Equity (Small Cap) Portfolio Shareholders approved the New Management Agreement between the Fund and Touchstone Advisors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           401,939.331             5,863.872               3,980.314                  -

2. (a) The Harris Bretall Sullivan & Smith Growth Portfolio Shareholders approved a new sub-advisory agreement between Harris Bretall Sullivan & Smith, LLC ("HBSS") and Touchstone Advisors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,452,106.676           27,505.719              91,783.573                   -

     (b) The Scudder Kemper Value Portfolio Shareholders approved a new sub-advisory agreement between Scudder Kemper Investments, Inc. ("SKI") and Touchstone Advisors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,001,841.441            20,433.446              37,687.992                  -

     (c) The Zweig Asset Allocation Portfolio Shareholders approved a new sub-advisory agreement between Zweig/Glaser Advisers, LLC ("Zweig/Glaser") and Touchstone Advisors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          810,303.954              5,301.909               48,270.675                  -

                             The Legend Funds, Inc.

5.   SHAREHOLDER MEETINGS (UNAUDITED) (CONTINUED)

     (d) The Zweig Equity (Small Cap) Portfolio Shareholders approved a new sub-advisory agreement between Zweig/Glaser and Touchstone Advisors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
        396,915.453                6,288.720               8,579.344                   -

3. (a) The Zweig Asset Allocation Portfolio Shareholders approved a sub-advisory servicing agreement by and among Zweig/Glaser, certain of its affiliates and Zweig Consulting LLC.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          801,500.650             14,105.213              48,270.675                   -

     (b) The Zweig Equity (Small Cap) Portfolio Shareholders approved a sub-advisory servicing agreement by and among Zweig/Glaser, certain of its affiliates and Zweig Consulting LLC.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           385,421.015            16,577.539               9,784.963                   -

4. (a) The Harris Bretall Sullivan & Smith Equity Growth Portfolio Shareholders elected John R. Lindholm to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
         1,544,972.368            26,423.600                  -                        -

     (b) Scudder Kemper Value Portfolio Shareholders elected John R. Lindholm to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,037,784.030           22,178.849                  -                        -

                             The Legend Funds, Inc.

5.   SHAREHOLDER MEETINGS (UNAUDITED) (CONTINUED)

     (c) The Zweig Asset Allocation Portfolio Shareholders elected John R. Lindholm to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          850,614.406             13,262.132                  -                        -

     (d) The Zweig Equity (Small Cap) Portfolio Shareholders elected John R. Lindholm to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           405,783.809            5,999.708                   -                        -

5. (a) The Harris Bretall Sullivan & Smith Equity Growth Portfolio Shareholders elected Chris LaVictoire Mahai to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,531,684.435           39,711.533                  -                        -

     (b) Scudder Kemper Value Portfolio Shareholders elected Chris LaVictoire Mahai to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,026,987.605           32,685.291                   -                       -

     (c) The Zweig Asset Allocation Portfolio Shareholders elected Chris LaVictoire Mahai to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           841,811.102             8,803.304                  -                        -

                             The Legend Funds, Inc.

5.   SHAREHOLDER MEETINGS (UNAUDITED) (CONTINUED)

     (d) The Zweig Equity (Small Cap) Portfolio Shareholders elected Chris LaVictoire Mahai to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          395,494.990             16,288.527                  -                        -

6. (a) The Harris Bretall Sullivan & Smith Equity Growth Portfolio Shareholders elected William B. Faulkner to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,545,500.526            25,895.442                  -                       -

     (b) Scudder Kemper Value Portfolio Shareholders elected William B. Faulkner to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,038,787.201           21,175.678                  -                        -

     (c) The Zweig Asset Allocation Portfolio Shareholders elected William B. Faulkner to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           850,614.406            13,262.132                   -                       -

     (d) The Zweig Equity (Small Cap) Portfolio Shareholders elected William B. Faulkner to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           403,443.779             8,339.738                   -                       -

                             The Legend Funds, Inc.

5.       SHAREHOLDER MEETINGS (UNAUDITED) (CONTINUED)


7. (a) The Harris Bretall Sullivan & Smith Equity Growth Portfolio Shareholders elected John Katz to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
         1,545,500.526            25,895.442                   -                       -

     (b) Scudder Kemper Value Portfolio Shareholders elected John Katz to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,038,787.201            21,175.678                  -                       -

     (c) The Zweig Asset Allocation Portfolio Shareholders elected John Katz to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           850,614.406             13,262.132                  -                       -

     (d) The Zweig Equity (Small Cap) Portfolio Shareholders elected Katz to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           405,783.809             5,999.708                   -                       -

8. (a) The Harris Bretall Sullivan & Smith Equity Growth Portfolio Shareholders elected Irvin W. Quesenberry, Jr. to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
          1,544,642.720           26,753.248                   -                       -

                             The Legends Fund, Inc.

     (b) Scudder Kemper Value Portfolio Shareholders elected Irvin W. Quesenberry, Jr. to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
        1,038,787.201              21,175.678                  -                       -

     (c) The Zweig Asset Allocation Portfolio Shareholders elected Irvin W. Quesenberry, Jr. to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
        850,614.406                 13,262.132                 -                       -

     (d) The Zweig Equity (Small Cap) Portfolio Shareholders elected Irvin W. Quesenberry, Jr. to the Fund's Board of Directors.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
        405,783.809                 5,999.708                  -                       -

9. (a) The Harris Bretall Sullivan & Smith Equity Growth Portfolio Shareholders ratified the selection of Ernst & Young LLP as the Fund's independent accountants for the fiscal year ending
         June 30, 2000.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
        1,478,191.016              29,040.181             64,164.771                   -

     (b) Scudder Kemper Value Portfolio Shareholders ratified the selection of Ernst & Young LLP as the Fund's independent accountants for the fiscal year ending June 30, 2000.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
         1,003,470.769             15,787.612              40,704.498                  -

                             The Legends Fund, Inc.

     (c) The Zweig Asset Allocation Portfolio Shareholders ratified the selection of Ernst & Young LLP as the Fund's independent accountants for the fiscal year ending June 30, 2000.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           846,789.446                 -                   17,087.092                  -

     (d) The Zweig Equity (Small Cap) Portfolio Shareholders ratified the selection of Ernst & Young LLP as the Fund's independent accountants for the fiscal year ending June 30, 2000.

             Shares                 Shares                                          Broker
           Voted "For"          Voted "Against"           Abstentions              Non-Votes
     ---------------------   ---------------------   ---------------------   ---------------------
           386,574.824            18,546.194              6,662.499                    -

                            The Legends Fund, Inc.

                             Portfolio Performance

              Harris Bretall Sullivan & Smith Equity Growth Portfolio

           Comparison of the change in value of $10,000 invested in the Harris Bretall Sullivan & Smith Equity Growth Portfolio and the S&P 500 Index


                                    [CHART]

                    Harris Bretall Sullivan & Smith
    Date                Equity Growth Portfolio           S&P 500 Index
   12/8/92                      $10,000                      $10,000
    Dec 92                      $10,050                      $10,088
    Jun 93                       $9,710                      $10,579
    Dec 93                      $10,050                      $11,102
    Jun 94                       $9,360                      $10,727
    Dec 94                      $10,460                      $11,248
    Jun 95                      $12,850                      $13,519
    Dec 95                      $13,771                      $15,471
    Jun 96                      $14,597                      $17,032
    Dec 96                      $15,692                      $19,021
    Jun 97                      $19,010                      $22,939
    Dec 97                      $21,149                      $25,142
    Jun 98                      $24,544                      $29,593
    Dec 98                      $28,690                      $32,327
    Jun 99                      $33,182                      $36,328
    Dec 99                      $38,877                      $39,129
    Jun 00                      $39,450                      $38,962


-  Average annual total return since inception: 19.91%
-  Total return for the year ended June 30, 2000: 18.89%
-  Average annual return for the five year period ended June 30, 2000: 22.00%
- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.
-  Portfolio commenced operations on December 8, 1992.
-  Past performance is not predictive of future performance.

                             The Legends Fund, Inc.

            HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO (CONTINUED)

SUB-ADVISER'S DISCUSSION

The Harris Bretall Sullivan & Smith Equity Growth Fund experienced another favorable return for the last 12-month period, beating the bench mark S&P 500 index return of 7.25%.

While we feel the long-term outlook for U.S. financial assets remains positive, history says it is hard for markets to fight the Federal Reserve. In the face of a rising Fed Funds rate, the stock market has corrected from the higher levels reached in mid-March. From those highs, the Dow Jones Industrial Average sold off approximately 9%, the S&P 500 Index declined 10% and the NASDAQ composite collapsed nearly 40%.

Fortunately, the lows reached in late May were followed by a strong rally in June. During the last month of the quarter, the equity markets erased most of the losses of the previous ten weeks. The Harris Bretall Model Equity Composite was off for the quarter, but still positive on the fiscal year and calendar year-to-date basis.

In the early 1990's, when technology holdings were less than 15% of the typical investor's portfolio, the volatility of the Nasdaq was little more than a statistical curiosity. Today, with technology stocks representing one-third of the S&P 500 Index and over one-half of the Russell Growth Index, the rapidly changing fortunes of the over-the-counter marketplace reach everyone. Even though the Portfolio's holdings remained heavy in the technology area, we chose not to correct this position, as we feared being left behind by a surge of technology growth more than the temporary pain of a Nasdaq decline. This strategy proved itself again this quarter, when in June technology stocks led the market higher when most forecasted a continued sell-off in the sector. Those who sold in March and April were left on the sideline as the market rallied in June.

While technology stock investing has always been challenging, the volatility of recent years has raised the stakes for investors. Technology stocks command premium multiples due not only to their extraordinary revenue and earnings growth potential, but also to extraordinary momentum. During the past few months, investors saw the downside of momentum investing. Harris Bretall believes that technology companies need to be judged utilizing a combination of fundamental analysis, and an evaluation of catalysts that can move the stocks near term.

                            The Legends Fund, Inc.

                        SCUDDER KEMPER VALUE PORTFOLIO

          Comparison of the change in value of $10,000 invested in Scudder Kemper Value Portfolio and the S&P 500 Index


                                    [CHART]

     Date           Scudder Kemper Value Portfolio        S&P 500 Index
   12/14/92                     $10,000                      $10,000
     Dec 92                     $10,180                      $10,088
     Jun 93                     $10,450                      $10,579
     Dec 93                     $10,820                      $11,102
     Jun 94                     $10,740                      $10,727
     Dec 94                     $10,736                      $11,248
     Jun 95                     $12,886                      $13,519
     Dec 95                     $15,622                      $15,471
     Jun 96                     $16,909                      $17,032
     Dec 96                     $19,452                      $19,021
     Jun 97                     $22,621                      $22,939
     Dec 97                     $25,369                      $25,142
     Jun 98                     $27,905                      $29,593
     Dec 98                     $30,039                      $32,327
     Jun 99                     $32,952                      $36,328
     Dec 99                     $26,392                      $39,129
     Jun 00                     $25,083                      $38,962


-  Average annual total return since inception: 12.95%
-  Total return for the year ended June 30, 2000: (23.88%)
-  Average annual return for the five year period ended June 30, 1999: 14.05%
- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.
-  Portfolio commenced operations on December 14, 1992.
-  Past performance is not predictive of future performance.

                             The Legends Fund, Inc.

                    SCUDDER KEMPER VALUE PORTFOLIO (CONTINUED)

SUB-ADVISER'S DISCUSSION

The second quarter of 2000 was volatile. All major market indices saw price declines despite the June rally and an unusual markup of selected indices on the last day of the quarter. In essence there were few havens in this period as growth, value, "new" and "old" economy stocks faltered. Indeed, there has been significant weakness in the "new economy" and IPO leaders of last year. Reviewing the quarter, only four of the eleven S&P sectors experienced positive rates of return.

The fourth quarter of 1999 experienced the extremes of the two tier market, in effect a bear market for most stocks while the indices were making new highs led by technology, telecommunications and large cap "index" leaders.
The money flow to these issues was so extreme that it blurred the broad weakness in the breadth of the market. The designation "old economy" justified buying glamour issues regardless of valuation. This has been a watershed period not unlike the two tier market of 1972, the energy market of 1980, the technology (personal computer) market of 1983 and Japan of 1989.
In effect the leaders became too high priced in relation to a generally weak market. As before, there is a reversion to the mean, which should bring prices and valuations back in line with fundamental reality and reasonable expectations regarding the future.

Despite record mutual fund cash flow to the aggressive growth and growth mutual funds, it appears this area may have begun to falter. Conversely, despite substantive outflows from traditional value mutual funds, this area may be stabilizing as perhaps the valuation disparities in the market relative to realistic fundamentals and expectations have begun to take hold. Value indices have actually out performed growth indices in four of the last six months and breadth of the market did improve modestly in the second quarter, despite the weakness in the market average. this, along with the substantive weakness in many of last year's leaders, may be a sign of a turn. The turn may not be as much "growth" versus "value" as it may be in favor of securities with rationale valuations in relation to their long-term fundamentals.

There is a volatile trading pattern for the indices with sharp and severe group rotation underlying the market. The most extreme valuation disparities appear to be in those "old economy" companies, which are deemed to be economy sensitive or are early cycle stocks. These securities have traded materially lower in the last twelve months. We will be looking to these areas in the months ahead to perhaps emerge as market leaders.

We continued to follow our time tested discipline of buying companies with earnings and dividend growth that is faster than the market, which sell at discount price earnings ratios and have above market dividend yields. In viewing the risk rewards of the Portfolio in the context of history, we find the most compelling parameters seen in a decade. We are pleased that we began to see some reflection of these facts in the relatively good investment results of the second quarter.

                            The Legends Fund, Inc.

                            Portfolio Performance

                                 June 30, 2000

                         Zweig Asset Allocation Portfolio

          Comparison of the change in value of $10,000 invested in the Zweig Asset Allocation Portfolio and the S&P 500 Index





                                      [GRAPH]


Date        Zweig Asset Allocation Portfolio      S&P 500 Index
12/14/92               $10,000                     $10,000
  Dec 92               $10,000                     $10,088
  Jun 93               $10,810                     $10,579
  Dec 93               $11,495                     $11,102
  Jun 94               $11,485                     $10,727
  Dec 94               $11,536                     $11,248
  Jun 95               $13,164                     $13,519
  Dec 95               $14,009                     $15,471
  Jun 96               $14,620                     $17,032
  Dec 96               $16,087                     $19,021
  Jun 97               $17,343                     $22,939
  Dec 97               $19,625                     $25,142
  Jun 98               $21,052                     $29,593
  Dec 98               $19,223                     $32,327
  Jun 99               $20,266                     $36,328
  Dec 99               $20,315                     $39,129
  Jun 00               $20,161                     $38,962


-  Average annual total return since inception: 9.73%
-  Total return for the year ended June 30, 2000: (0.52)%
-  Average annual return for the five year period ended June 30, 2000: 7.81%
- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.
-  Portfolio commenced operations on December 14, 1992.
-  Past performance is not predictive of future performance.

                             THE LEGENDS FUND, INC.

                                 JUNE 30, 2000

                   ZWEIG ASSET ALLOCATION PORTFOLIO(CONTINUED)

SUB-ADVISER'S DISCUSSION

The Zweig Asset Allocation Portfolio's -0.52% return for the twelve months ended June 30, 2000 lagged the benchmark S&P 500's return of 7.25% for the same period.

The continued rise in bond yields in December, coupled with three increases in short-term rates by the Federal Reserve, led us to maintain a cautious approach through the Fund's June 30, 2000 fiscal year end. These two factors, which historically have been extremely bearish for the market, couldn't slow down the public's enthusiasm for stocks - especially high-flying technology stocks. After struggling for the three months ended September 30, 1999, the S&P 500 surged for the three months ended December 31, 1999. It was during these three months that virtually the entire Portfolio's underperformance for the fiscal year ended June 30, 2000 occurred.

During 2000, we have remained cautiously positioned in response to three further rate increases by the Federal Reserve. In addition, there were increasing signs of investor optimism (which is viewed as a negative) in March and April. A conservative approach has paid off so far in 2000. The S&P 500 reached its peak on March 24, 2000, only to decline in the following three weeks. The Nasdaq Index, which is heavily weighted toward technology stocks, gave back some of its phenomenal 1999 returns, declining more than 37% from March to May. Since this correction, the market has not advanced or declined significantly.

Recently, the Fund's equity exposure was increased to a level considered to be neutral. There are optimistic signs of an economic slowdown combined with a downward move long-term interest rates. In addition, the second half of Presidential election years tend to be strong, as incumbents vote for increased spending to help their re-election campaigns. In spite of this, a cautious approach must be maintained because the specter of more rate increases by the Federal Reserve must be removed before the market can rally significantly.

On January 3, 2000, a portfolio management team, led by Carlton Neel, assumed the day to day running of the Portfolio. The new analysis team seeks to highlight Dr. Zewig's asset allocation by creating a portfolio with characteristics more similar to those of the S&P 5000. We feel this approach may better allow the shareholders to benefit from our asset allocation strategy without undue exposure to stock selection risk.

                            THE LEGENDS FUND, INC.

                            PORTFOLIO PERFORMANCE

                                 JUNE 30, 2000

                         ZWEIG EQUITY (SMALL CAP) PORTFOLIO

          Comparison of the change in value of $10,000 invested in the Zweig Equity (Small Cap) Portfolio and the Value Line Geometric Index







                                  [GRAPH]


Date         Zweig Equity (Small Cap) Portfolio       Value Line Geometric Index
12/14/92                   $10,000                            $10,000
  Dec 92                   $10,000                            $10,106
  Jun 93                   $10,110                            $10,611
  Dec 93                   $10,864                            $11,260
  Jun 94                   $10,763                            $10,482
  Dec 94                   $10,797                            $10,582
  Jun 95                   $11,881                            $11,862
  Dec 95                   $13,076                            $12,624
  Jun 96                   $14,102                            $13,509
  Dec 96                   $15,500                            $14,311
  Jun 97                   $16,975                            $16,010
  Dec 97                   $19,388                            $17,326
  Jun 98                   $20,989                            $18,778
  Dec 98                   $19,270                            $16,670
  Jun 99                   $19,051                            $17,761
  Dec 99                   $18,775                            $20,177
  Jun 00                   $18,380                            $19,049


-  Average annual total return since inception: 8.40%
-  Total return for the year ended June 30, 2000: (3.52)%
-  Average annual return for the five year period ended June 30, 2000: 9.23%
- Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.
-  Portfolio commenced operations on December 14, 1992.
-  Past performance is not predictive of future performance.

                            THE LEGENDS FUND, INC.

                                 JUNE 30, 2000

                    ZWEIG EQUITY (SMALL CAP) PORTFOLIO(CONTINUED)

SUB-ADVISER'S DISCUSSION

For the twelve months ended June 30, 2000, the Zweig Equity (Small Cap) Portfolio was down -3.52% while its benchmark, the Value Line Index fell as well with a -12.43% return. The Russell 2000 Index rose 14.48% due primarily to a large technology weighting. However, the annual numbers mask an improvement in performance during the last six months as the benefits of good asset allocation decisions and carefully researched industry and quantitative equity analysis began to make a positive impact.

The goal of the Zweig Equity (Small Cap) Fund is to provide investors with the growth potential of small capitalization stocks with less risk and volatility than the market. With the benefit of the Zweig market analysis, equity exposure is reduced as market risk rises and is gradually increased as market risk declines. The objective is to participate solidly during rising markets and substantially protect the bulk of those gains from major market declines.

At the beginning of the fiscal year, July 1st, 1999, the Portfolio had an equity exposure of 56% with the remaining 44% invested in cash. This date was also the start of the first of six Fed Fund rate adjustments throughout the year. The rates have increased by 1.75% during the year, as the Fed has continued to be vigilant in containing inflation in the face of very robust economic growth. With interest rates rising and inflation threatening, the Portfolio's monetary model signaled caution for most of this period, which proved to be warranted. Additionally, the Federal Reserve has been warning investors of high equity valuations and their concerns of stocks purchased on margin.

While our conservative stance hindered performance for the six months ending December 31, 1999 it began to payoff in the most recent six months, as the equity market started to absorb the impact of the Federal Reserve's actions. Most recently our models became slightly more positive as the year ended. Monitoring market conditions through evaluating model outputs and responding to the changing macroeconomic environment by investing the funds conservatively should help continue this positive trend.

THIS ANNUAL REPORT IS NOT TO BE CONSTRUED AS AN OFFERING FOR SALE DIRECTLY OR INDIRECTLY OF ANY INTEREST IN THE FUND. NO OFFERING IS MADE EXCEPT IN CONJUNCTION WITH A PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.



          Principal offices located at:
[LOGO]    515 WEST MARKET STREET
          LOUISVILLE, KENTUCKY 40202


                                                         Catalog #001914 (8/00)